As filed with the Securities and Exchange Commission on August 26, 2011.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 95	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 96	[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
JNL Series Trust	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on August 29, 2011 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe in a supplement the following changes:

1)
The addition of the following Funds:
1) JNL/AQR Managed Futures Strategy Fund (Investment Sub-Adviser: AQR Capital Management, Inc.); and
2) JNL/Mellon Capital Management Emerging Markets Index Fund (Investment Sub-Adviser: Mellon Capital Management Corporation).

2)
Termination of Standard & Poor’s Investment Advisory Services, LLC as Investment Sub-Adviser of the three JNL/S&P Disciplined Fund of Funds; and the following three Fund Name Changes:
(No replacement Investment Sub-Adviser; Jackson National Asset Management, LLC to remain Adviser)

1) JNL/S&P Disciplined Moderate Fund to JNL Disciplined Moderate Fund;
2) JNL/S&P Disciplined Moderate Growth Fund to JNL Disciplined Moderate Growth Fund; and
3) JNL/S&P Disciplined Growth Fund to JNL Disciplined Growth Fund.

3)	Investment Strategy Change for the JNL/Lazard Emerging Markets Fund.

4)	Structure change: BlackRock Investment Management, LLC to act as Investment Sub-Adviser for the JNL/BlackRock Global Allocation Fund (in place of the current Master Feeder Fund structure).

5)	Investment Percentage Range revisions for the Investment Strategies utilized in the JNL/BlackRock Commodity Securities Fund.

6)
Investment Sub-Advisory Fee Changes (Reductions) for the JNL/Goldman Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/Lazard Emerging Markets Fund, and the JNL/T. Rowe Price Short-Term Bond Fund.

7)	Advisory Fee Changes (Reductions) for the JNL/Goldman Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/Lazard Emerging Markets Fund, and the JNL/T. Rowe Price Short-Term Bond Fund.

8)
Existing Funds to be Closed to Investors:
1) The JNL Institutional Alt 65 Fund will be closed to all investors; and
2) The JNL/Goldman Sachs Emerging Markets Debt Fund; the JNL/Lazard Emerging Markets Fund; the JNL/Mellon Capital Management Global Alpha Fund; and the JNL/Red Rocks Listed Private Equity Fund will be Closed to Separate Account Investors; but Available to Funds of Funds

9)	To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 29, 2011, as part of Post-Effective Amendment No. 89 to the Registration Statement (Accession No. 0000933691-11-000044) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

Supplement Dated August 29, 2011
To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

The following Funds should be added to the list of Funds on the cover page and to the Table of Contents:

JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Management Emerging Markets Index Fund

Please change all references to the following funds:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

Please delete the first paragraph following the fund list on the cover page in its entirety and replace it with the following:

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.   The JNL/S&P Funds do not include the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund,

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund, except the JNL Alt Funds, the JNL Disciplined Funds, the JNL/S&P Funds , the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

Please delete the fourth paragraph following the fund list on the cover page in its entirety.

Please add the following disclosures to the cover page of the prospectus:

The JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund are also referred to in this Prospectus as the JNL Disciplined Funds.

The JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund are also referred to in this Prospectus as the JNL Alt Funds.

Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund no longer utilizes a master-feeder structure.  The JNL/BlackRock Global Allocation Fund is a sub-advised Fund.

Effective August 29, 2011, the Investment Divisions investing in the JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed.  Please refer to the contract prospectus for additional information.

Effective August 29, 2011, please note that the JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund are only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/Goldman Sachs Emerging Markets Debt Fund is only available for investment to the JNL Disciplined Funds , the JNL/S&P Funds, and the JNL Alt Funds .

Effective August 29, 2011, please note that the JNL/AQR Managed Futures Strategy Fund is only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/Mellon Capital Management Emerging Markets Index Fund is only available for investment to the JNL/S&P Funds and JNL Disciplined Funds.

In the table of contents, please delete the title “Summary of Main Risk Characteristics of JNL/S&P Funds,” in its entirety and replace it with the following:

Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds

In the summary prospectus, for each fund that has “ currency risk ” listed in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the risk in its entirety and replace it with the following:

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “ foreign securities risk ” listed in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the risk in its entirety and replace it with the following:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “ liquidity risk ” listed in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the risk in its entirety and replace it with the following:

•
Liquidity risk –   Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “ managed portfolio risk ” listed in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the risk in its entirety and replace it with the following:

•
Managed portfolio risk –   As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “ market risk ” listed in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the risk in its entirety and replace it with the following:

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, please delete the footnote to the table entitled “ Annual Fund Operating Expenses ” in its entirety.

In the summary prospectus for JNL/American Funds ® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International fund, and JNL/American Funds New World Fund, in the section entitled “ Portfolio Managers ,” please delete the date in each row of the second column of each table and replace it with 2010.

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 20 Fund, please add the following risks to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.   Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk   – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please add the following risks to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.   Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk   – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please add the following risks to the section entitled “ Principal Risks of Investing in the Fund ”:

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.   Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk   – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, please add the following risks to the section entitled “ Principal Risks of Investing in the Fund ”:

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/AQR Managed Futures Strategy Fund
Class A and B

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.01%
Total Annual Net Expenses	1.36%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.01%
Total Annual Net Expenses	1.16%

1	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$138	$431

Class B
1 year	3 years
$118	$368

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined herein).  The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, and forward contracts currently across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”), either by investing directly , in those Instruments, or indirectly , subject to appropriate regulatory clarification, by investing in the Subsidiary that will invest in those Instruments.   The Fund will inform you if investments through the Subsidiary are to be initiated.  (See “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund ”). The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations.  A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to the commodities markets .

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a predetermined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as , the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“ NAV ”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests , to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods could be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations overtime.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The Investment Company Act of 1940, as amended (“ 1940 Act ”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk   – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance .

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Tax risk   – The Internal Revenue Service has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
AQR Capital Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clifford S. Asness, Ph.D.	2011	Managing and Founding Principal of the Sub-Adviser
John M. Liew, Ph.D.	2011	Founding Principal of the Sub-Adviser
Brian K. Hurst	2011	Principal of the Sub-Adviser
Yao Hua Ooi	2011	Vice President of the Sub-Adviser

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, please delete the second paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, in the section entitled “ Portfolio Managers ,” please delete the date in each row of the second column of the table and replace it with 2010.

Please delete the summary prospectus for JNL/BlackRock Global Allocation Fund in its entirety and replace it with the following:

JNL/BlackRock Global Allocation Fund
Class A and B

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee1	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee1	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

1
The Fund may invest a portion of its assets in a wholly-owned “ Subsidiary, ” (as defined herein ). The Management/Administrative Fee and Other Expenses also reflect the expenses borne by the Fund as the sole shareholder of the Subsidiary.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Class B
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
10/11/2010 -12/31/2010	5%

Period	Class B
10/11/2010 -12/31/2010	5%

Principal Investment Strategies.  The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds.  Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality.  The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts (“REITs”). Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located anywhere in the world.  The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.  The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may also invest in non-convertible debt securities. Non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries.  The Fund may also invest in non-convertible debt securities to generate income.

The Fund’s composite “ Reference Benchmark ” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities.  The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% BofA Merrill Lynch Treasury Index GA05; and 16% Citigroup Non-US Dollar World Government Bond Index.  Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes , when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may invest in both developed and emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments , such as structured notes, and other investment vehicles that exclusively invest in precious metals such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in JNL/BlackRock Global Allocation Fund Ltd. , a wholly owned subsidiary of the Fund formed in the Cayman Islands ( “Subsidiary”), which invests primarily in commodity-related instruments and commodities . The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.   The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Convertible securities risk – Convertible securities’ value may vary with the market value of the underlying stock or, with changes in interest rates and the credit quality of the issuer.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Risks of investments in Russia –   A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and Sub-Adviser , making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dennis W. Stattman	2011	Managing Director of BlackRock, Inc.
Dan Chamby	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan	2011	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Capital Guardian Global Balanced Fund, please delete the paragraph following the tables in the section entitled“ Expense Examples ” and place it following the last paragraph of the section entitled “ Principal Investment Strategies .”

In the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the paragraph following the tables in the section entitled“ Expense Examples ” and place it following the last paragraph of the section entitled “ Principal Investment Strategies .”

Effective July 1, 2011, in the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the table in the section entitled “ Portfolio Manager ” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Anne K. Wade	2011	Director and Senior Vice President of Capital International Research Inc.

In the summary prospectus for JNL/Eagle Core Equity Fund, in the section entitled “ Portfolio Managers ,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2004	Managing Director
John Jordan III	2004	Vice President
Craig Dauer	2004	Vice President
Robert Marshall	2004	Vice President

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “ Principal Investment Strategies ”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.

In the summary prospectus for JNL/Franklin Templeton Mutual Shares Fund, please delete the first two paragraphs in the section entitled “ Principal Investment Strategies ,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value).  The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

In the summary prospectus for JNL/Franklin Templeton Small Cap Value Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund, please delete “Leveraging risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/Invesco Global Real Estate Fund, please delete the “Short sales risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete “sector risk” in the section entitled “ Principal Risks of Investing in the Fund .”

Effective August 31, 2011, in the summary prospectus for JNL/Invesco International Growth Fund, please delete the table entitled “ Portfolio Managers ,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A and B

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.06%
Total Annual Net Expenses	0.81%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.06%
Total Annual Net Expenses	0.61%

* Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$83	$259

Class B
1 year	3 years
$62	$195

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Risks of investments in Russia   –   A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Mellon Capital Management Pacific Rim 30 Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

In the summary prospectus for JNL/PAM China-India Fund, in the section entitled “ Portfolio Manager ,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2010	Investment Director

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “ Performance ” in its entirety and place it following the last paragraph of the section entitled “ Principal Investment Strategies ”:

In the summary prospectus for JNL/S&P 4 Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.   Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.   Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the section entitled “Portfolio Management,” in its entirety and replace it with the following:

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Saumen Chattopadhyay	2011	Vice President

For the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the table entitled “Underlying Funds and Traditional Asset Classes” for JNL Series Trust and “Underlying Funds and Non-Traditional Asset Classes” for JNL Series Trust in its entirety and replace it with the following:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	Investment Grade
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America Floating Rate Income Fund	Bank Loan
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)
JNL/WMC Money Market Fund	Money Market

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Fund	Commodities Broad Basket
JNL/BlackRock Global Allocation Fund	GTAA
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Goldman Sachs U.S. Equity Flex Fund	Long/Short
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

For the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following:

•	Credit risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Limited management, trading cost and rebalance risk
•	Market risk

For the JNL Institutional Alt 20 Fund and JNL Institutional Alt 35 Fund in the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)” , please delete the following risks in their entirety:

•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Market risk

For the JNL Institutional Alt 50 Fund in the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)” , please delete the following risks in their entirety:

•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Market risk

For the JNL Institutional Alt 65 Fund in the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)” , please delete the following risks in their entirety:

•	Derivatives risk
•	Foreign securities risk
•	Market risk

The following Fund should be added to the section entitled "Additional Information About Each Fund":

JNL/AQR Managed Futures Strategy Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek positive absolute returns.

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below).  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments and forward contracts across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, the “Instruments”), either by investing directly , subject to regulatory clarification, in those Instruments, or indirectly by investing in the Subsidiary (as described herein) that invests in those Instruments.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to an asset class, such as commodities .

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Sub-Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to be volatile. For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods could be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations overtime.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an   annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The 1940 Act and the rules and interpretations there under impose certain limitations on the Fund’s ability to use leverage and require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff-approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above).  The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%). The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument.  A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.  The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.  While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Interest rate risk
•	Investment in money market mutual funds risk
•	Investment in other investment companies risk
•	Leveraging risk
•	Managed portfolio risk
•	Market risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).   The Fund does not intend to invest in the Subsidiary (defined below) until appropriate regulatory clarification is achieved.

If regulatory clarification is achieved, the Fund intends to make investments through the JNL/AQR Managed Futures Fund Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands and may invest up to 25% of its total assets in the Subsidiary.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies.  Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.  In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.  The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Subsidiary risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/AQR Managed Futures Strategy Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware limited liability company formed in 1998.  AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.  AQR specializes in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Clifford S. Asness, Ph.D., John M. Liew, Ph.D., Brian K. Hurst and Yao Hua Ooi.   Information regarding the portfolio managers of the Fund is set forth below.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Sub-Adviser. Prior to co-founding the Sub-Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in Finance from the University of Chicago.

John M. Liew, Ph.D. is a Founding Principal of the Sub-Adviser. Prior to co-founding the Sub-Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management. Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser. Prior to joining the Sub-Adviser in 1998, Mr. Hurst was associated with Goldman Sachs &Co. where he worked as an Associate in the Asset Management Division’s Quantitative Research Group (1994-1998). He received a BS in Economics at the Wharton School at the University of Pennsylvania in 1994.

Yao Hua Ooi is a Vice President of the Sub-Adviser. Prior to joining the Sub-Adviser in 2004, Mr. Ooi was a summer analyst in the Fixed Income group at UBS. He received a B.S. in Economics from the Wharton School and a B.S. in Engineering from The School of Engineering and Applied Science at the University of Pennsylvania in 2004.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2011.

For the JNL/BlackRock Commodity Securities Fund in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities and commodity-linked securities .

For the JNL/BlackRock Commodity Securities Fund in the section entitled “ The Sub-Adviser and Portfolio Management ,” please delete the first paragraph in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/BlackRock Commodity Securities Fund is BlackRock Investment Management, LLC, located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Please delete the fund description for the JNL/BlackRock Global Allocation Fund in the section entitled "Additional Information About Each Fund" in its entirety and replace it with the following:

JNL/BlackRock Global Allocation Fund
Class A and B

Investment Objective.  The investment objective of the JNL/BlackRock Global Allocation Fund is high total investment return.

Investment Process.  In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. The Sub-Adviser will consider a variety of factors when selecting the markets, such as the rate of economic growth, natural resources, capital reinvestment and the social and political environment.

In deciding between equity and debt investments, the Sub-Adviser looks at a number of factors, such as the relative opportunity for capital appreciation, capital recovery risk, dividend yields, and the level of interest rates paid on debt securities of different maturities.

In selecting real assets (like real estate or precious metals-related securities), the Sub-Adviser identifies real assets that it believes will increase in value because of economic trends and cycles or political or other events.

In selecting stocks and other securities that are convertible into stocks, the Sub-Adviser emphasizes stocks that it believes are undervalued. The Sub-Adviser places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends.

The Sub-Adviser will invest in “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The Sub-Adviser will invest in distressed securities when the Sub-Adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will generally achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in both equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world. There is no limit on the percentage of assets the Fund can invest in a particular type of security.  Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the Fund has no geographic limits on where its investments may be located. This flexibility allows the Sub-Adviser to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. The Fund may invest in securities of any market capitalization. The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

The Fund may also invest in REITs.  REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

The Sub-Adviser uses the Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments.  The Fund may invest in both developed and emerging markets.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may also invest in non-convertible debt securities. Non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates, or the general perception of the creditworthiness of issuers in certain countries.  The Fund may also invest in non-convertible debt securities to generate income.  The Fund may invest in corporate loans.

The Fund’s composite Reference Benchmark has at all times since the Fund’s formation included a 40% weighting in non-US securities. Throughout its history, the Fund has maintained a weighting in non-US securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts or companies that mine precious metals.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments , such as structured notes, and other investment vehicles that exclusively invest in precious metals, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary invests primarily in commodity-related instruments. JNAM is the manager of the Subsidiary. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Subsidiary to 25% of its total assets.

The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

The Fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights of companies of any market capitalization. The Sub-Adviser may seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-and asset-backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which the Sub-Adviser considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the Fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. While these instruments involve certain risks, the Fund will not engage in certain strategies that are considered highly risky and speculative.

Other Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies. The Fund may also invest or engage in the following investments/strategies:

•	Borrowing — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.

•
Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts.

•
Illiquid/Restricted Securities — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. The Subsidiary will also limit its investment in illiquid securities to 15% of its net assets. In applying the illiquid securities restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., certain Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

•
Indexed and Inverse Securities — The Fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa.  Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

•
Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

•	Non-U.S. Dollar Cash Investments — The Fund may hold non-U.S. dollar cash investments.

•
Repurchase Agreements, Purchase and Sale Contracts — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

•
Securities Lending — The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

•
Short Sales — The Fund may engage in short sales. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its total assets. The Fund may also make short sales “against the box” without being subject to this limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost.

•
Short-Term Securities or Instruments — The Fund can invest in high quality short-term U.S. dollar or non-U.S. dollar denominated fixed-income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. The Sub-Adviser may increase the Fund’s investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities.  Large investments in such securities or instruments may prevent the Fund from achieving its investment objective.

•
Standby Commitment Agreements — Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer.

•
Temporary Defensive Strategies — For temporary defensive purposes, the Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.

•
Warrants – A warrant gives the Fund the right to buy stock.  The warrant specifies the amount of underlying stock, the purchase (or “exercise” price), and the date the warrant expires.  The Fund has no obligation to exercise the warrant and buy the stock.  A warrant has value only if the Fund is able to exercise it or sell it before it expires.

•
When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Call risk
•	Commodity risk
•	Convertible securities risk
•	Credit risk
•	Custody risk
•	Derivatives risk
•	Emerging markets risk
•	Equities securities risk
•	Extension risk
•	Foreign securities risk
•	Interest rate risk
•	High yield bonds, lower-rated bonds, and unrated securities
•	Loans risk
•	Market risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Real estate investment risk
•	Risks of investments in Russia
•	Small cap investing risk
•	Sovereign debt risk
•	Structured note risk
•	Subsidiary risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Borrowing risk
•	Currency risk
•	Expense risk
•	Indexed and inverse securities risk
•	Investment in other investment companies risk
•	Leveraging risk
•	Liquidity risk
•	Mortgage-backed and mortgage-related securities risk
•	Precious metal related securities risk
•	Preferred stock risk
•	Repurchase agreements, purchase and sale contracts risk
•	Risk arbitrage securities and distressed companies
•	Short sales risk
•	Standby commitment agreements risk
•	Temporary defensive positions and large cash positions
•	Warrants risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/BlackRock Global Allocation Fund is BlackRock Investment Management, LLC, located at 1 University Square Drive, Princeton, New Jersey 08540-6455 .

Dennis Stattman, CFA, Managing Director and senior portfolio manager, is head of BlackRock’s Global Allocation team and a member of the Leadership Committee.  Mr. Stattman’s service with the firm dates back to 1989, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. His responsibilities at MLIM included managing the Global Allocation Fund. Prior to joining MLIM, he was the director of research for a leading investment management company and investment officer for the World Bank, supervising the management of US equities in the bank’s retirement plan.  Mr. Stattman earned a BA degree in commerce from the University of Virginia in 1973, and an MBA degree, with honors, from the University of Chicago in 1980.

Dan Chamby, CFA, Managing Director and associate portfolio manager, is a member of BlackRock’s Global Allocation team.  Mr. Chamby’s service with the firm dates back to 1993, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. He has been with the Global Allocation Fund since joining MLIM, most recently as an associate portfolio manager. Prior to joining MLIM, he was with Fujitsu Ltd. in their Tokyo headquarters as a research analyst. He began his investment career with Mellon Bank in 1982 as an Asia/Pacific credit analyst, and later managed the International Money Market desk. Mr. Chamby speaks Japanese and French. He earned a BA degree in political science and French literature from Duquesne University in 1982, and an MBA degree from the University of Pennsylvania in 1988.

Aldo Roldan, PhD, Managing Director and associate portfolio manager, is a member of BlackRock’s Global Allocation team.  Mr. Roldan’s service with the firm dates back to 1998, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he was an associate portfolio manager for various global portfolios, and was head of emerging market debt. Prior to joining MLIM in 1998, he was a senior vice president at Santander Investments, and earlier was a global economic analyst at JP Morgan Chase. Mr. Roldan began his investment career at Chase Econometrics, where he founded and managed the emerging markets research group.  Mr. Roldan earned a BA degree in economics from the University of Chile in 1973, and a PhD in economics and econometrics from the University of Pennsylvania in 1978.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2011.

For the JNL/Franklin Templeton Income Fund, please add the following to the section entitled “ Principal Investment Strategies ”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

For the JNL/Franklin Templeton Income Fund, please add the following to the section entitled “ Principal Risks of Investing in the Fund ”:

•	Loans risk

For the JNL/Franklin Templeton Mutual Shares Fund, please delete the section entitled “ Principal Investment Strategies ,” in its entirety and replace it with the following:

Principal Investment Strategies.   Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value).  The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risk relating to changes in currency exchange rates, market prices and other market factors. By way of example, when the Sub-Adviser believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date.  If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to e paid by the Fund under the contract, the Fund will recognize a gain.  When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in currency’s value where a security is held or to be purchased by the Fund is denominated in that currency.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “ Risk arbitrage securities and distressed companies risk ” below.

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date.  A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or interest rate. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as total return swaps and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation.

A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The investment manager considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

Each Fund may also engage from time to time in an “arbitrage” strategy.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security. Such Fund generally buys the security that the investment manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the investment manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.

For purposes of pursuing its investment goal, the Fund may, from time to time, enter into currency-related transactions involving certain derivative instruments, including currency forwards, and currency and currency index futures contracts.  The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps).  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected countries, currencies or issues.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

For the JNL/Franklin Templeton Small Cap Value Fund, please delete “ foreign securities risk ” from the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Funds (Other than Principal Strategies/Risks) ” and add it to the section entitled “ Principal Risks of Investing in the Fund .”

For the JNL/Invesco Global Real Estate Fund, please delete “ sector risk ” from the section entitled “ Principal Risks of Investing in the Fund .”

Effective August 31, 2011, in the prospectus for JNL/Invesco International Growth Fund, please delete the bullet for Barrett Sides in the section entitled “ The Sub-Adviser and Portfolio Management ,” in its entirety and replace it with the following:

•	Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.

For the JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries.

Emerging market countries include, but are not limited to , all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The Sub-Adviser has expertise in managing relative value and relative growth emerging markets equity strategies and may allocate assets to relative value and relative growth investment strategies.  In the emerging markets relative value strategy, assets are invested in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.  In the emerging markets relative growth strategy, the Sub-Adviser employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection.  The philosophy is implemented by assessing the trade-off between forward earnings growth rates and valuations for an individual security.  The Sub-Adviser’s approach consists of an analytical framework, accounting validation, fundamental analysis , and portfolio construction parameters.

The Sub-Adviser will make allocation decisions between the strategies based on quantitative and qualitative analysis through proprietary software models.  Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies.  Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns , and overall market views and scenarios.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin , and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

For the JNL/Lazard Emerging Markets Fund, please delete “ derivatives risk ” from the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Funds (Other than Principal Strategies/Risks) ” and add the following risks to the section entitled “ Principal Risks of Investing in the Fund .”

•	Country/Regional risk
•	Derivatives risk

For the JNL/Lazard Emerging Markets Fund, please add the following paragraphs to the section entitled “The Sub-Adviser and Portfolio Management,” in its entirety and replace it with the following:

Jai Jacob is a Portfolio Manager/Analyst, leading the Lazard Multi Strategy investment team. Prior to joining the Multi Strategy investment team, Jai worked in Global Risk Management, Fixed Income, Quantitative Technology and Settlements. He led the development of Lazard’s proprietary Risk Analysis system, and has built quantitative analytical tools for over 40 Lazard investment strategies. Jai began working in the investment field in 1998 upon joining Lazard. He has a BA in English from Cornell University.

Kevin O'Hare is a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. He began working in the investment field in 1991. Prior to joining Lazard in 2001, Kevin was with Merrill Lynch, and Moore Capital Management. Kevin has an MBA in Finance from St. John's University and a BS in Finance from King's College.

The following Fund should be added to the section entitled "Additional Information About Each Fund":

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Emerging Markets Index Fund is to to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund will generally give the same weight to a given stock as the Index does.  However, when the Sub - Adviser believes it is in the best interest of the Fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the Sub - Adviser may cause the Fund’s weighting of a stock to be more or less than the Index’s weighting of the stock.  The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.  The Fund does not hedge its exposure to foreign currencies.  However, the Fund may use forward contracts to lock-in exchange rates for portfolio securities that are purchased or sold, but awaiting settlement.  These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

When replicating the Index, portfolio turnover is typically limited to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the Index in proportion to the weighting in the Index.  To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.   In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Country/Regional risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Exchange traded funds investing risk
•	Foreign securities risk
•	Industry concentration risk
•	Index investing risk
•	Liquidity risk
•	Market risk
•	Risks of investments in Russia

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Mellon Capital Management Emerging Markets Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2009 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since 2009.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2011.

For the JNL/Mellon Capital Management Pacific Rim 30 Fund, please add “ Pacific Rim investing risk ” to the section entitled “ Principal Risks of Investing in the Fund .”

For the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index, JNL/Mellon Capital Management International Index Fund, and JNL/Mellon Capital Management Bond Index Fund, please delete the first paragraph to the section entitled “Principal Risks of Investing in the Fund,” in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

For the JNL/WMC Money Market Fund, please add the following to the section entitled “ Principal Investment Strategies ”:

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Please delete the section entitled “Summary of Main Risk Characteristics of JNL/S&P Funds Based on Typical Investment Holdings of Underlying Funds,” in its entirety and replace it with the following:

Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds and JNL Disciplined Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds and JNL Disciplined Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds and JNL Disciplined Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds and JNL Disciplined Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

JNL Disciplined Moderate Fund; JNL Disciplined Moderate Growth Fund; JNL Disciplined Growth Fund (the “JNL Disciplined Funds”)
As between the three JNL Disciplined Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL Disciplined Moderate Fund is expected to invest the lowest percentage in equity securities (approximately 50% to 70%); the JNL Disciplined Moderate Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL Disciplined Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds and JNL Disciplined Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds and JNL Disciplined Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds and JNL Disciplined Funds.  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds and JNL Disciplined Funds.  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds and JNL Disciplined Funds.  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds and JNL Disciplined Funds. A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds and JNL Disciplined Funds. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds and JNL Disciplined Funds. Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds and JNL Disciplined Funds.   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

Small cap investing risk. JNL/S&P 4 Fund and JNL Disciplined Funds.  Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, many small capitalization companies may be in the early stages of development.  Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.  Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.  Accordingly, an investment in the Fund may not be appropriate for all investors.

For the JNL/S&P 4 Fund, please delete “ Limited management, trading cost and rebalance risk ” and “ market risk ” from the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Funds (Other than Principal Strategies/Risks) ” and add the following risks to the section entitled “ Principal Risks of Investing in the Fund .” please add the following risks to the section entitled “ Principal Risks of Investing in the Fund .”

•	Credit risk
•	Equity securities risk
•	Limited management, trading cost and rebalance risk
•	Market risk

For JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund , please delete the fifth paragraph and the table that follows of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Please see the disclosure beginning on page 459 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Fund
JNL/BlackRock Global Allocation Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management Emerging Markets Index Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

For the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete “ derivatives risk ,” “ foreign securities risk ,” “ high-yield bonds, lower-rated bonds, and unrated securities ” and “ market risk ” from the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Funds (Other than Principal Strategies/Risks) ” and add the following risks to the section entitled “ Principal Risks of Investing in the Fund .” please add the following risks to the section entitled “ Principal Risks of Investing in the Fund .”

•	Derivatives risk
•	Equity securities risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Small cap investing risk

For JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the fourth and fifth paragraphs and the tables that follow in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Please see the disclosure beginning on page 459 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital Management Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/WMC Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communciations Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

For the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete “ credit risk ,”“ derivatives risk ,” “ foreign securities risk ,” “ high-yield bonds, lower-rated bonds, and unrated securities ,” “ interest rate risk ,” “ market risk ,” “ mid-capitalization risk ,” “ Mortgage-backed and mortgage-related securities risk ,” and “ small cap investing risk ” from the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Funds (Other than Principal Strategies/Risks) ” and add the following risks to the section entitled “ Principal Risks of Investing in the Fund .” please add the following risks to the section entitled “ Principal Risks of Investing in the Fund .”

•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Small cap investing risk

For JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the section entitled “The Sub-Adviser and Portfolio Management,” in its entirety and replace it with the following:

The Adviser and Portfolio Management.  The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $65 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Saumen Chattopadhyay is Vice President, Investment Management of JNAM since October 2010.  Mr. Chattopadhyay is responsible for setting the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008.  At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee.  Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo.  Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2011.

Please delete the section entitled “Master-Feeder Structure,” in its entirety and replace it with the following:

Each of the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth & Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “AF Feeder Funds” or “AF Funds”) operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  Each master fund of the JNL/American Funds is a series of American Funds Insurance Series® (“AFIS” or “AF Master Funds”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding AF Master Fund’s fees and expenses.  Because each Fund invests all or substantially all of its assets in an AF Master Fund, its shareholders will bear the fees and expenses of both the Fund and the AF Master Fund in which it invests. Thus, the Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  Each AF Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the AF Master Fund’s expenses. Each AF Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the AF Master Funds may differ from those of the Funds.  The AF Master Funds pay distributions to each AF Master Fund shareholder, including the Funds.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of an AF Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Fund.

Under the master/feeder structure, each Fund may withdraw its investment in the corresponding AF Master Fund if the Board determines that it is in the best interest of the Fund and its shareholders to do so.  The AF Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having JNAM manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Fund’s assets in its corresponding AF Master Fund is not a fundamental investment policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding AF Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AF Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Funds’ prospectus. The summary prospectus for each AF Master Fund is delivered together with this prospectus.

Each AF Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund
JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Funds’ prospectus. The summary prospectus for each AF Master Fund is delivered together with this prospectus.  To obtain a copy of the statutory prospectus for each AF Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the AF Master Fund’s prospectus and in the AF Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

Please delete the disclosure for “JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund” in the section entitled “ Regulatory Inquiries and Pending Litigation ,” in its entirety and replace it with the following:

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders.  The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS.  The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and the request by GI-Holdings, Inc. t to dismiss the stay was denied and the IRS’s appeal is moving forward.  This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Please delete the first paragraph in the section entitled “Glossary of Risks,” in its entirety and replace it with the following:

The following risks may apply to the Funds and the AF Master Funds.  Please consult the Summary Prospectus and Statutory Prospectus for applicable risks.

Please add the following risks to the section entitled “Glossary of Risks”:

Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Risks of investments in Russia –   A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that the Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

Tax risk (for JNL/BlackRock Global Allocation Fund only) – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, a Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.   A Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

A Fund’s investment in the Subsidiary is expected to provide a Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to a fund will constitute “qualifying income” for purposes of a Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of a Fund’s taxable income or gains and of distributions made by a Fund.

Please delete “leveraging risk” “ management portfolio risk ,” and “ subsidiary risk ” in the section entitled “Glossary of Risks,” in its entirety and replace it with the following:

Leveraging risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

Managed portfolio risk   – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Subsidiary risk (for JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund only) – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and sub-adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

In the prospectus for all funds, except the JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/AQR Managed Futures Strategy Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/PPM America Floating Rate Income Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled "The Sub-Adviser and Portfolio Management", please delete the last paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2011.

In the prospectus for the JNL/PPM America Floating Rate Income Fund, in the section entitled "The Sub-Adviser and Portfolio Management", please delete the last paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s Annual Report dated December 31, 2010.

In the section entitled "Management of the Trust," sub-section entitled “Investment Adviser,” please delete the second and third paragraphs in its entirety and replace it with the following:

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, the sponsor of investment companies that are in the same group of investment companies as the Trust and JNL Variable Fund LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.
.
A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2011.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please delete the first and second paragraphs in its entirety and replace it with the following:

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the AF Feeder Funds and JNL/WMC Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2011.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please delete the JNL/BlackRock Global Allocation Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/Lazard Emerging Markets Fund, and JNL/T. Rowe Price Short-Term Bond Fund from the table, and add the following Funds and footnote to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/AQR Managed Futures Strategy Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	.95% .90% .85%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $1 billion Over $1 billion	.75% .70% .675%
JNL/Ivy Asset Strategy Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.90% .85% .825%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00%1 .90% .85%
JNL/Mellon Capital Management Emerging Markets Index Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million $250 million to $1.5 billion Over $1.5 billion	.45% .40% .375%

1 JNAM will voluntarily waive .10% on the first $100 million of the Fund’s assets.

In the section entitled "Management of the Trust," sub-section entitled “Sub-Advisory Arrangements,” please delete the second paragraph in its entirety and replace it with the following:

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust or the Funds of the JNL Variable Fund LLC, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

In the section entitled "Management of the Trust," sub-section entitled “Administrative Fee,” please add the following Funds to the table:

Funds	Assets	Administrative Fee
JNL/AQR Managed Futures Strategy Fund	All Assets	.20%
JNL/Mellon Capital Management Emerging Markets Index Fund	All Assets	.15%

In the section entitled "”Market Timing” Policy," please delete the fifth paragraph of the section in its entirety and replace it with the following:

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the net asset values for the JNL/S&P Funds’, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, and JNL/Mellon Capital Management 10 x 10 Fund are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

In the section entitled "Financial Highlights", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2011 (semi-annual report) has not been audited.

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
06/30/2011	$10.39	$0.01	$0.35	$0.36	$—	$—		$10.75	3.46%	$302,262	1%	0.65	(f)%	0.17	(f)%
12/31/2010*	10.00	0.29	0.10	0.39	—	—		10.39	3.90	148,996	5	0.65	(f)	4.51	(f)
Class B
06/30/2011	10.41	0.04	0.33	0.37	—	—		10.78	3.55	32	1	0.40	(f)	0.69	(f)
12/31/2010*	10.00	0.42	(0.01)	0.41	—	—		10.41	4.10	9	5	0.40	(f)	6.57	(f)
JNL/American Funds Global Bond Fund(e)
Class A
06/30/2011	10.45	0.13	0.31	0.44	—	—		10.89	4.21	234,935	1	0.55	(f)	2.43	(f)
12/31/2010*	10.00	0.48	(0.03)	0.45	—	—		10.45	4.50	105,262	5	0.55	(f)	6.97	(f)
Class B
06/30/2011	10.47	0.10	0.35	0.45	—	—		10.92	4.30	94	1	0.30	(f)	1.92	(f)
12/31/2010*	10.00	0.63	(0.16)	0.47	—	—		10.47	4.70	79	5	0.30	(f)	8.98	(f)
JNL/American Funds Global Small Capitalization Fund(e)
Class A
06/30/2011	11.15	0.14	(0.10)	0.04	—	—		11.19	0.36	127,275	7	0.55	(f)	2.44	(f)
12/31/2010*	10.00	0.13	1.02	1.15	—	—		11.15	11.50	80,924	4	0.55	(f)	1.93	(f)
Class B
06/30/2011	11.16	0.13	(0.07)	0.06	—	—		11.22	0.54	35	7	0.30	(f)	2.39	(f)
12/31/2010*	10.00	0.22	0.94	1.16	—	—		11.16	11.60	23	4	0.30	(f)	3.11	(f)
JNL/American Funds Growth-Income Fund(e)
Class A
06/30/2011	10.45	0.01	0.43	0.44	—	—		10.89	4.21	351,886	1	0.70	(f)	0.13	(f)
12/31/2010*	10.00	0.24	0.21	0.45	—	—		10.45	4.50	174,494	0	0.70	(f)	3.72	(f)
Class B
06/30/2011	10.46	0.03	0.43	0.46	—	—		10.92	4.40	67	1	0.45	(f)	0.48	(f)
12/31/2010*	10.00	0.27	0.19	0.46	—	—		10.46	4.60	23	0	0.45	(f)	4.22	(f)
JNL/American Funds International Fund(e)
Class A
06/30/2011	10.85	0.00	0.46	0.46	—	—		11.31	4.24	195,248	1	0.70	(f)	0.09	(f)
12/31/2010*	10.00	0.27	0.58	0.85	—	—		10.85	8.50	102,766	3	0.70	(f)	3.92	(f)
Class B
06/30/2011	10.87	0.02	0.45	0.47	—	—		11.34	4.32	43	1	0.45	(f)	0.33	(f)
12/31/2010*	10.00	0.46	0.41	0.87	—	—		10.87	8.70	20	3	0.45	(f)	6.65	(f)
JNL/American Funds New World Fund(e)
Class A
06/30/2011	11.36	0.04	0.05	0.09	—	—		11.45	0.79	223,890	4	0.65	(f)	0.72	(f)
12/31/2010*	10.00	0.27	1.09	1.36	—	—		11.36	13.60	133,465	0	0.65	(f)	3.78	(f)
Class B
06/30/2011	11.37	0.04	0.08	0.12	—	—		11.49	0.97	25	4	0.40	(f)	0.69	(f)
12/31/2010*	10.00	0.28	1.09	1.37	—	—		11.37	13.70	18	0	0.40	(f)	3.94	(f)
JNL Institutional Alt 20 Fund(e)
Class A
06/30/2011	14.32	(0.01)	0.71	0.70	—	—		15.02	4.89	823,752	8	0.19		(0.19)
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	) (g)	14.32	13.06	615,034	3	0.20		1.91
12/31/2009*	10.00	0.45	2.28	2.73	—	—		12.73	27.30	199,516	3	0.20		4.93
JNL Institutional Alt 35 Fund(e)
Class A
06/30/2011	15.05	(0.01)	0.79	0.78	—	—		15.83	5.18	1,265,359	11	0.18		(0.18)
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20		1.79
12/31/2009*	10.00	0.44	2.80	3.24	—	—		13.24	32.40	308,516	6	0.20		4.72
JNL Institutional Alt 50 Fund(e)
Class A
06/30/2011	15.49	(0.01)	0.79	0.78	—	—		16.27	5.04	1,543,147	10	0.17		(0.17)
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20		1.82
12/31/2009*	10.00	0.49	3.08	3.57	—	—		13.57	35.70	361,516	13	0.20		5.06

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL Institutional Alt 65 Fund(e)
Class A
06/30/2011	$16.07	$(0.01)	$0.84	$0.83	$—	$—	$16.90	5.16%	$1,094,555	11%		0.18%		(0.18)%
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)	16.07	15.85	728,410	5		0.20		1.52
12/31/2009*	10.00	0.47	3.50	3.97	—	—	13.97	39.70	229,813	24		0.20		4.80
JNL/BlackRock Commodity Securities Fund
Class A
06/30/2011	11.02	(0.02)	0.12	0.10	—	—	11.12	0.91	1,173,683	7		0.98		(0.33)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	—	11.02	17.44	1,000,238	102		1.00		0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	—	9.41	50.17	641,108	108		1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)	214,651	71		1.04		1.67
12/31/2007*	10.00	0.07	3.83	3.90	—	—	13.90	39.00	388,379	51		1.05		0.57
Class B
06/30/2011	11.06	(0.01)	0.12	0.11	—	—	11.17	0.99	895	7		0.78		(0.13)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	—	11.06	17.59	694	102		0.80		1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	—	9.44	50.34	538	108		0.83		1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)	270	71		0.84		1.94
12/31/2007*	10.00	0.12	3.81	3.93	—	—	13.93	39.30	302	51		0.85		0.96
JNL/BlackRock Global Allocation Fund(e)
Class A
06/30/2011	10.35	(0.03)	0.38	0.35	—	—	10.70	3.38	280,973	13		0.59	(f)	(0.59	)(f)
12/31/2010*	10.00	0.28	0.07	0.35	—	—	10.35	3.50	179,580	5		0.59	(f)	12.50	(f)
Class B
06/30/2011	10.35	(0.02)	0.40	0.38	—	—	10.73	3.67	1	13		0.39	(f)	(0.39	)(f)
12/31/2010*	10.00	0.33	0.02	0.35	—	—	10.35	3.50	20	5		0.39	(f)	14.63	(f)
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2011	9.52	0.09	0.23	0.32	—	—	9.84	3.36	392,913	22	(h)	1.01		1.93
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	—	9.52	9.01	358,593	47	(h)	1.01		1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	—	8.82	22.48	279,806	78		1.01		1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)	183,572	70		1.01		2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96	197,825	155		0.98		1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79	162,743	62		1.02		1.55
Class B
06/30/2011	9.75	0.10	0.23	0.33	—	—	10.08	3.38	424	22	(h)	0.81		2.11
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	—	9.75	9.40	421	47	(h)	0.81		1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	—	9.01	22.75	411	78		0.81		2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)	189	70		0.81		2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24	290	155		0.78		1.78
12/31/2006	11.14	0.20	1.03	1.23	(0.10)	(0.20)	12.07	10.98	166	62		0.82		1.75
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2011	23.23	0.17	1.07	1.24	—	—	24.47	5.34	333,926	21		1.08		1.41
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	—	23.23	11.77	436,897	30		1.08		1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	—	20.92	38.32 (i)	332,577	85		1.09		0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	—	—	15.33	(42.52)	163,107	96		1.09		2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	—	26.67	20.65	232,460	195		1.10		(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	—	22.23	13.31	160,207	116		1.10		0.35
Class B
06/30/2011	23.40	0.21	1.05	1.26	—	—	24.66	5.38	337	21		0.88		1.72
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	—	23.40	12.01	311	30		0.88		1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	—	21.05	38.63 (i)	329	85		0.89		1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	—	—	15.41	(42.39)	161	96		0.89		2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	—	26.75	20.87	133	195		0.90		0.05
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	—	22.39	13.57	204	116		0.90		0.49

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Capital Guardian U.S. Growth Equity Fund
Class A
06/30/2011	$21.19	$0.01	$1.13	$1.14	$—		$—		$22.33	5.38%	$531,786	21%	0.95%	0.09%
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		—		21.19	12.67	894,742	34	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		—		18.85	34.91	554,978	55	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00	) (g)	—		13.99	(40.92)	195,824	47	0.99	0.29
12/31/2007	21.58	(0.00)	2.10	2.10	—		—		23.68	9.73	226,712	190	1.00	(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	—		—		21.58	4.60	186,424	89	0.99	(0.07)
Class B
06/30/2011	21.43	0.03	1.14	1.17	—		—		22.60	5.46	246	21	0.75	0.26
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		—		21.43	12.96	227	34	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		—		19.03	35.16	310	55	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		—		14.11	(40.81)	157	47	0.79	0.47
12/31/2007	21.72	0.04	2.12	2.16	—		—		23.88	9.94	210	190	0.80	0.19
12/31/2006	20.71	0.02	0.99	1.01	—		—		21.72	4.88	173	89	0.80	0.12
JNL/Eagle Core Equity Fund
Class A
06/30/2011	7.33	0.02	0.36	0.38	—		—		7.71	5.18	239,254	29	0.93	0.61
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		—		7.33	11.86	203,409	52	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		—		6.57	33.83	84,192	36	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)		4.96	(39.04)	42,644	57	0.96	1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)		14.53	0.59	81,088	43	0.94	1.13
12/31/2006	15.33	0.15	1.74	1.89	(0.00	) (g)	—		17.22	12.35	177,972	109	0.96	0.92
Class B
06/30/2011	7.65	0.03	0.38	0.41	—		—		8.06	5.36	134	29	0.73	0.81
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		—		7.65	12.02	119	52	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		—		6.85	34.26	94	36	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)		5.16	(38.93)	138	57	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)		(2.42)		14.93	0.84	220	43	0.74	1.41
12/31/2006	15.42	0.19	1.74	1.93	(0.00	) (g)	—		17.35	12.53	175	109	0.76	1.16
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2011	21.88	(0.08)	2.95	2.87	—		—		24.75	13.12	832,933	20	0.99	(0.66)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		—		21.88	35.73	589,399	50	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	—		—		16.14	35.52	279,448	67	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	—		(0.85)		11.91	(38.34)	164,108	69	1.03	(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	—		(4.00)		20.73	12.14	231,713	81	1.03	(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	—		(1.96)		22.19	20.03	199,096	68	1.05	(0.67)
Class B
06/30/2011	22.25	(0.05)	3.00	2.95	—		—		25.20	13.26	703	20	0.79	(0.46)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		—		22.25	35.94	531	50	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	—		—		16.40	35.76	248	67	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	—		(0.85)		12.08	(38.20)	183	69	0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	—		(4.00)		20.96	12.32	217	81	0.83	(0.24)
12/31/2006	20.22	(0.10)	4.20	4.10	—		(1.96)		22.36	20.34	245	68	0.85	(0.46)
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
06/30/2011	8.83	(0.00)	0.58	0.58	—		—		9.41	6.57	1,151,826	2	0.05	(0.05)
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		—		8.83	10.39	1,037,981	3	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	) (g)	—		8.22	30.13	838,759	5	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	) (g)	6.32	(36.13)	580,801	14	0.06	(0.02)
12/31/2007*	10.00	0.24	(0.15)	0.09	—		—		10.09	0.90	800,395	9	0.05	2.42

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2011	$8.08	$0.10	$0.60	$0.70	$—		$—		$8.78	8.66%	$562,397	10%		1.06%		2.40%
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		—		8.08	7.07	475,458	5		1.08		1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		—		7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	) (g)	(0.00	) (g)	5.92	(40.72)	236,023	11		1.11		2.18
12/31/2007*	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3		1.10		1.15
Class B
06/30/2011	8.10	0.11	0.60	0.71	—		—		8.81	8.77	345	10		0.86		2.63
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		—		8.10	7.32	283	5		0.88		1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		—		7.65	31.21	219	5		0.90		1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	) (g)	(0.00	) (g)	5.93	(40.50)	153	11		0.91		2.48
12/31/2007*	10.00	0.16	(0.08)	0.08	(0.10)		(0.01)		9.97	0.82	211	3		0.90		1.58
JNL/Franklin Templeton Income Fund
Class A
06/30/2011	10.10	0.30	0.25	0.55	—		—		10.65	5.45	1,246,400	8		0.95		5.77
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		—		10.10	12.57	1,061,794	33		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		—		9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		—		7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)		10.53	1.85	549,659	21	(j)	1.02		5.45
12/31/2006*	10.00	0.34	0.64	0.98	(0.26)		(0.02)		10.70	9.78	64,653	43		1.10		4.85
Class B
06/30/2011	9.76	0.30	0.24	0.54	—		—		10.30	5.53	435	8		0.75		6.00
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		—		9.76	12.79	346	33		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		—		8.98	33.07	388	39		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		—		7.16	(29.51)	228	56		0.80		7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)		(0.02)		10.17	1.96	170	21	(j)	0.83		5.37
12/31/2006*	10.00	0.35	0.65	1.00	(0.35)		(0.02)		10.63	10.01	114	43		0.90		5.06
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2011	8.17	0.04	0.01	0.05	—		—		8.22	0.61	233,656	11		1.31		1.02
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		—		8.17	20.55	213,824	162		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		—		6.85	52.93	144,004	46		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		—		4.53	(54.00)	44,755	53		1.31		1.88
12/31/2007*	10.00	0.00	(0.13)	(0.13)	—		—		9.87	(1.30)	73,063	2		1.30		0.22
Class B
06/30/2011	8.21	0.05	0.01	0.06	—		—		8.27	0.73	184	11		1.11		1.18
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		—		8.21	20.70	181	162		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		—		6.88	53.05	218	46		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		—		4.55	(53.84)	80	53		1.11		2.01
12/31/2007*	10.00	0.00	(0.12)	(0.12)	—		—		9.88	(1.20)	108	2		1.11		0.43
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2011	8.48	0.09	0.42	0.51	—		—		8.99	6.01	698,955	17		1.07		2.14
12/31/2010	7.61	0.24	0.63	0.87	(0.00	) (g)	—		8.48	11.45	594,707	33		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		—		7.61	26.74	423,572	61		1.11	(k)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	—		(0.02)		6.20	(37.90)	255,941	49		1.08	(k)	1.67
12/31/2007*	10.00	0.16	(0.14)	0.02	—		—		10.02	0.20	344,535	33		1.07	(k)	1.60
Class B
06/30/2011	8.52	0.10	0.43	0.53	—		—		9.05	6.22	423	17		0.87		2.34
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		—		8.52	11.66	358	33		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		—		7.64	27.00	282	61		0.91	(k)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	—		(0.02)		6.22	(37.76)	170	49		0.88	(k)	2.13
12/31/2007*	10.00	0.13	(0.10)	0.03	—		—		10.03	0.30	210	33		0.86	(k)	1.29

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2011	$11.02	$0.02	$0.27	$0.29	$—	$—	$11.31	2.63%	$415,688	3%		1.12%	0.32%
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	—	11.02	26.84	294,200	9		1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	—	8.72	33.80	167,589	2		1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
Class B
06/30/2011	10.98	0.03	0.27	0.30	—	—	11.28	2.73	413	3		0.92	0.51
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	—	10.98	27.07	400	9		0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	—	8.68	33.96	237	2		0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95	0.88
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2011	12.14	0.13	0.15	0.28	—	—	12.42	2.31	986,527	563	(l)	0.88	2.18
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(l)	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(l)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	—	12.01	6.91	614,033	186	(l)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	—	11.60	4.77	460,890	113	(l)	0.92	4.81
Class B
06/30/2011	12.30	0.15	0.15	0.30	—	—	12.60	2.44	235	563	(l)	0.68	2.39
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(l)	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(l)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	—	12.13	7.18	171	186	(l)	0.71	4.99
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	—	12.05	4.94	259	113	(l)	0.72	5.01
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2011	13.65	0.22	0.58	0.80	—	—	14.45	5.86	927,453	75		1.07	3.16
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	—	11.89	23.06	193,046	94		1.11	3.89
12/31/2008*	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	28,973	44		1.11	3.92
Class B
06/30/2011	13.70	0.23	0.59	0.82	—	—	14.52	5.99	346	75		0.87	3.30
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	—	11.92	23.38	197	94		0.91	4.23
12/31/2008*	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	97	44		0.91	4.06
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2011	10.60	0.03	0.58	0.61	—	—	11.21	5.75	758,914	35		1.01	0.49
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	—	10.60	24.40	496,550	85		1.02	0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	—	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
Class B
06/30/2011	10.61	0.04	0.59	0.63	—	—	11.24	5.94	10,486	35		0.81	0.66
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	—	10.61	24.62	9,541	85		0.82	0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	—	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2011	$8.19	$(0.00)	$0.11	$0.11	$—	$—	$8.30	1.34%	$112,112	88%	2.02	(m)%	(0.07)%
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	—	8.19	8.70	115,234	639	1.88	(m)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	—	7.58	24.86	90,306	909	1.54	(m)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	—	(0.61)	6.11	(37.68)	41,879	455	1.59	(m)	0.98
12/31/2007*	10.00	(0.02)	0.87	0.85	—	—	10.85	8.50	68,632	240	2.26	(m)	(0.19)
Class B
06/30/2011	8.24	0.01	0.12	0.13	—	—	8.37	1.58	187	88	1.82	(m)	0.13
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	—	8.24	8.92	170	639	1.68	(m)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	—	7.62	25.07	147	909	1.34	(m)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	—	(0.61)	6.14	(37.51)	93	455	1.39	(m)	1.22
12/31/2007*	10.00	0.00	0.87	0.87	—	—	10.87	8.70	117	240	2.07	(m)	(0.01)
JNL/Invesco Global Real Estate Fund
Class A
06/30/2011	8.50	0.12	0.36	0.48	—	—	8.98	5.65	776,336	40	1.06		2.65
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	—	8.50	17.15	661,172	70	1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	—	7.53	32.53	342,951	65	1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)	145,218	117	1.03		2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)	184,451	76	1.02		1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38	254,557	37	1.02		2.98
Class B
06/30/2011	8.57	0.12	0.37	0.49	—	—	9.06	5.72	743	40	0.86		2.83
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	—	8.57	17.37	616	70	0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	—	7.58	32.86	404	65	0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)	294	117	0.83		2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)	368	76	0.82		1.55
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59	378	37	0.82		3.13
JNL/Invesco International Growth Fund
Class A
06/30/2011	10.34	0.16	0.49	0.65	—	—	10.99	6.29	691,660	14	1.01		3.10
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	—	10.34	12.31	588,008	32	1.02		1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	—	9.27	36.99 (n)	431,595	27	1.04		1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)	249,897	53	1.03		2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	—	15.74	9.70	475,302	105	1.03		1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	—	14.55	22.67	259,811	12	1.06		1.35
Class B
06/30/2011	10.81	0.18	0.51	0.69	—	—	11.50	6.38	495	14	0.81		3.25
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	—	10.81	12.52	485	32	0.82		1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	—	9.68	39.94 (n)	386	27	0.84		0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)	9,418	53	0.83		2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	—	15.99	9.96	15,987	105	0.83		2.08
12/31/2006	12.08	0.13	2.64	2.77	(0.03)	—	14.82	22.97	14,618	12	0.85		0.88

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2011	$12.59	$(0.02)	$0.72	$0.70	$—		$—	$13.29	5.56%	$1,098,245	53%	0.96%	(0.31)%
12/31/2010	10.75	0.03	1.84	1.87	(0.03)		—	12.59	17.41	910,935	169	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)		—	10.75	24.29	624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)		(0.59)	8.67	(37.66)	350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)		(0.66)	14.93	15.75	525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	(0.00	) (g)	—	13.49	7.86	396,703	90	1.00	0.12
Class B
06/30/2011	12.69	(0.01)	0.73	0.72	—		—	13.41	5.67	834	53	0.76	(0.12)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)		—	12.69	17.69	778	169	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)		—	10.82	24.57	587	57	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)		(0.59)	8.72	(37.55)	404	56	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)		(0.66)	15.02	16.05	436	71	0.80	0.36
12/31/2006	12.55	0.04	0.97	1.01	(0.01)		—	13.55	8.07	344	90	0.80	0.32
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2011	12.76	(0.04)	1.58	1.54	—		—	14.30	12.07	235,518	19	1.15	(0.64)
12/31/2010	10.11	(0.05)	2.70	2.65	—		—	12.76	26.21	149,999	35	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	—		—	10.11	34.80	92,793	33	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	—		(1.33)	7.50	(39.73)	40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	—		(1.06)	14.82	11.37	73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	—		(1.21)	14.27	14.49	53,265	54	1.16	(0.79)
Class B
06/30/2011	12.98	(0.03)	1.61	1.58	—		—	14.56	12.17	468	19	0.95	(0.44)
12/31/2010	10.26	(0.03)	2.75	2.72	—		—	12.98	26.51	414	35	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	—		—	10.26	35.00	157	33	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	—		(1.33)	7.60	(39.58)	103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)	1.72	1.65	—		(1.06)	14.95	11.58	111	37	0.95	(0.47)
12/31/2006	13.57	(0.08)	2.08	2.00	—		(1.21)	14.36	14.74	215	54	0.96	(0.58)
JNL/Ivy Asset Strategy Fund
Class A
06/30/2011	11.43	0.02	0.76	0.78	—		—	12.21	6.82	1,552,763	30	1.22	0.28
12/31/2010	10.41	0.09	0.93	1.02	(0.00	) (g)	—	11.43	9.81	975,565	96	1.25	0.90
12/31/2009*	10.00	0.01	0.40	0.41	—		—	10.41	4.10	196,774	16	1.25	0.52
Class B
06/30/2011	11.45	0.03	0.76	0.79	—		—	12.24	6.90	337	30	1.02	0.44
12/31/2010	10.41	0.10	0.94	1.04	(0.00	) (g)	—	11.45	10.01	280	96	1.05	0.95
12/31/2009*	10.00	0.01	0.40	0.41	—		—	10.41	4.10	203	16	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2011	7.52	0.16	0.34	0.50	—		—	8.02	6.65	701,290	36	1.00	3.98
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		—	7.52	7.58	607,358	71	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		—	7.17	30.17	549,144	92	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)		(1.91)	5.72	(44.49)	346,379	90	1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)		(1.13)	14.35	11.97	727,077	98	1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)		(0.33)	14.02	31.98	485,663	83	1.04	2.09
Class B
06/30/2011	7.68	0.16	0.35	0.51	—		—	8.19	6.64	610	36	0.80	4.02
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		—	7.68	7.86	587	71	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		—	7.31	30.60	546	92	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)		(1.91)	5.82	(44.44)	458	90	0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)		(1.13)	14.57	12.23	467	98	0.81	2.01
12/31/2006	11.07	0.28	3.29	3.57	(0.08)		(0.33)	14.23	32.27	390	83	0.84	2.14

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/JPMorgan Mid Cap Growth Fund
Class A
06/30/2011	$20.02	$(0.03)	$1.78	$1.75	$—	$—	$21.77	8.74%	$376,382	36%		1.00%	(0.28)%
12/31/2010	15.94	(0.03)	4.11	4.08	—	—	20.02	25.60	232,386	84		1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	—	—	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	—	—	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	—	—	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	—	—	18.59	12.06	221,504	151		1.01	(0.07)
Class B
06/30/2011	20.30	(0.01)	1.80	1.79	—	—	22.09	8.82	204	36		0.80	(0.10)
12/31/2010	16.13	0.00	4.17	4.17	—	—	20.30	25.85	185	84		0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	—	—	16.13	43.25	114	82		0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	—	—	11.26	(44.31)	158	105		0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	—	—	20.22	8.13	234	184		0.81	0.03
12/31/2006	16.65	0.02	2.03	2.05	—	—	18.70	12.31	163	151		0.81	0.14
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2011	12.94	0.23	0.18	0.41	—	—	13.35	3.17	1,013,795	6		0.71	3.53
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	—	12.94	7.34	918,334	9		0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	—	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	—	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	—	11.74	6.38	265,662	57	(o)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	—	—	11.43	3.25	235,088	114	(o)	0.79	4.16
Class B
06/30/2011	13.47	0.25	0.19	0.44	—	—	13.91	3.27	1,294	6		0.51	3.75
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	—	13.47	7.53	523	9		0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	—	12.88	3.92	564	12		0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	—	12.71	6.73	897	14		0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	—	12.16	6.64	138	57	(o)	0.58	4.71
12/31/2006	11.50	0.50	(0.11)	0.39	—	—	11.89	3.39	140	114	(o)	0.59	4.36
JNL/Lazard Emerging Markets Fund
Class A
06/30/2011	12.09	0.17	(0.25)	(0.08)	—	—	12.01	(0.66)	1,470,262	13		1.22	2.83
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	—	12.09	21.91	1,386,967	23		1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	—	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	—	14.47	31.81	411,866	53		1.29	1.37
12/31/2006*	10.00	0.10	0.89	0.99	—	—	10.99	9.90	88,626	28		1.35	1.52
Class B
06/30/2011	12.14	0.18	(0.25)	(0.07)	—	—	12.07	(0.58)	989	13		1.02	2.98
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	—	12.14	22.24	1,062	23		1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	—	9.98	71.96	775	49		1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64		1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	—	14.49	32.12	347	53		1.09	1.63
12/31/2006*	10.00	0.11	0.89	1.00	—	—	11.00	10.00	150	28		1.16	1.69

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Lazard Mid Cap Equity Fund
Class A
06/30/2011	$11.59	$0.01	$0.51	$0.52	$—	$—		$12.11	4.49%	$235,129	41%	1.01%	0.20%
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	—		11.59	23.07	214,053	82	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	—		9.46	39.65	164,730	79	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)		6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)		11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)		14.08	14.56	217,646	70	1.03	0.50
Class B
06/30/2011	11.68	0.02	0.52	0.54	—	—		12.22	4.62	172	41	0.81	0.40
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	—		11.68	23.24	176	82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	—		9.53	39.19	167	79	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)		6.90	(38.88)	2,108	81	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)		11.62	(2.44)	3,683	84	0.82	0.92
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)		14.23	14.77	3,093	70	0.83	0.68
JNL/M&G Global Basics Fund
Class A
06/30/2011	14.98	0.11	0.28	0.39	—	—		15.37	2.60	300,674	18	1.21	1.46
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)		14.98	23.19	195,399	18	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)		12.27	46.88	29,708	43	1.21	0.47
12/31/2008*	10.00	(0.00)	(1.58)	(1.58)	—	—		8.42	(15.80)	4,703	10	1.24	(0.03)
Class B
06/30/2011	15.02	0.12	0.29	0.41	—	—		15.43	2.73	119	18	1.01	1.55
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)		15.02	23.37	115	18	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)		12.30	47.19	160	43	1.01	0.75
12/31/2008*	10.00	0.00	(1.57)	(1.57)	—	—		8.43	(15.70)	84	10	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
06/30/2011	12.73	0.07	0.10	0.17	—	—		12.90	1.34	40,379	58	1.24	1.13
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)		12.73	13.13	29,788	47	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	—		11.41	37.43	17,302	39	1.21	0.87
12/31/2008*	10.00	0.02	(1.66)	(1.64)	(0.01)	—		8.35	(16.43)	4,501	34	1.23	0.82
Class B
06/30/2011	12.75	0.08	0.11	0.19	—	—		12.94	1.49	153	58	1.04	1.31
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)		12.75	13.36	150	47	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	—		11.42	37.70	126	39	1.01	1.25
12/31/2008*	10.00	0.02	(1.66)	(1.64)	(0.01)	—		8.35	(16.40)	84	34	1.03	1.03
JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
06/30/2011	8.22	(0.00)	0.41	0.41	—	—		8.63	4.99	291,627	4	0.05	(0.05)
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	) (g)	8.22	16.43	257,545	8	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)		6.19	(36.25)	100,370	20	0.06	3.11
12/31/2007*	10.00	0.21	(0.29)	(0.08)	—	—		9.92	(0.80)	57,683	60	0.06	3.14
JNL/Mellon Capital Management Index 5 Fund(e)
Class A
06/30/2011	9.62	(0.00)	0.53	0.53	—	—		10.15	5.51	424,209	5	0.05	(0.05)
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)		6.83	(29.87)	60,409	23	0.06	3.49
12/31/2007*	10.00	0.36	(0.36)	0.00	—	—		10.00	0.00	29,922	32	0.06	5.34

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Mellon Capital Management European 30 Fund
Class A
06/30/2011	$11.48	$0.39	$0.65	$1.04	$—	$—		$12.52	9.06%	$30,754	64%	0.77%	6.33%
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13	18,217	104	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03	13,238	65	0.78	2.76
12/31/2008*	10.00	0.04	(1.41)	(1.37)	(0.04)	—		8.59	(13.74)	2,055	0	0.84	2.26
Class B
06/30/2011	11.51	0.38	0.68	1.06	—	—		12.57	9.21	166	64	0.57	6.17
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31	142	104	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27	128	65	0.58	3.65
12/31/2008*	10.00	0.05	(1.42)	(1.37)	(0.04)	—		8.59	13.71	86	0	0.64	2.45
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
06/30/2011	12.71	0.23	(0.13)	0.10	—	—		12.81	0.79	42,728	87	0.78	3.63
12/31/2010	11.26	0.36	1.09	1.45	—	(0.00	) (g)	12.71	12.89	38,944	78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15	16,625	47	0.78	1.95
12/31/2008*	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)	3,299	0	0.82	0.78
Class B
06/30/2011	12.75	0.24	(0.13)	0.11	—	—		12.86	0.86	201	87	0.58	3.84
12/31/2010	11.28	0.37	1.10	1.47	—	(0.00	) (g)	12.75	13.05	191	78	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49	136	47	0.58	2.54
12/31/2008*	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)	98	0	0.62	0.99
JNL/Mellon Capital Management S&P 500 Index Fund
Class A
06/30/2011	10.59	0.08	0.52	0.60	—	—		11.19	5.67	1,563,182	1	0.56	1.39
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	—		9.38	25.97	900,282	4	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	—		7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)		12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)		12.06	15.08	559,179	1	0.60	1.42
Class B
06/30/2011	10.78	0.09	0.54	0.63	—	—		11.41	5.84	14,944	1	0.36	1.59
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	—		9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	—		7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)		12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)		12.27	15.29	9,547	1	0.40	1.74
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
06/30/2011	13.86	0.05	1.10	1.15	—	—		15.01	8.30	796,984	7	0.58	0.71
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	—		11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)		14.96	9.69	381,163	10	0.61	0.97
Class B
06/30/2011	14.05	0.07	1.11	1.18	—	—		15.23	8.40	7,292	7	0.38	0.91
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	—		11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)		15.07	9.91	2,804	10	0.41	1.26

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Mellon Capital Management Small Cap Index Fund
Class A
06/30/2011	$12.61	$0.05	$0.71	$0.76	$—	$—		$13.37	6.03%	$791,529	12%		0.59%	0.72%
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	—		12.61	26.32	709,661	14		0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17		0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29		0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21		0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)		14.79	17.49	339,124	17		0.60	1.02
Class B
06/30/2011	12.75	0.06	0.72	0.78	—	—		13.53	6.12	6,593	12		0.39	0.93
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	—		12.75	26.58	5,158	14		0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17		0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29		0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21		0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)		14.86	17.66	2,714	17		0.40	1.33
JNL/Mellon Capital Management International Index Fund
Class A
06/30/2011	12.48	0.25	0.41	0.66	—	—		13.14	5.29	1,307,155	1		0.65	3.84
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	—		12.48	6.81	1,066,567	2		0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	) (g)	11.90	29.28	721,755	2		0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15		0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5		0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)		16.54	25.58	497,487	2		0.66	2.11
Class B
06/30/2011	12.87	0.26	0.43	0.69	—	—		13.56	5.36	24,173	1		0.45	4.00
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	—		12.87	7.01	21,720	2		0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	) (g)	12.26	29.57	18,284	2		0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15		0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5		0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)		16.88	25.93	5,982	2		0.47	1.40
JNL/Mellon Capital Management Bond Index Fund
Class A
06/30/2011	11.73	0.16	0.12	0.28	—	—		12.01	2.39	1,588,513	40	(p)	0.57	2.71
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(p)	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(p)	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	—		11.07	3.79	379,239	51	(p)	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	—		11.16	6.43	349,683	45	(p)	0.60	4.68
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	—		10.92	3.64	247,489	65	(p)	0.61	4.42
Class B
06/30/2011	12.08	0.18	0.11	0.29	—	—		12.37	2.40	3,349	40	(p)	0.37	2.91
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(p)	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(p)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	—		11.36	3.98	1,596	51	(p)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	—		11.44	6.68	906	45	(p)	0.41	4.88
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	—		11.05	3.85	692	65	(p)	0.41	4.65
JNL/Mellon Capital Management Global Alpha Fund
Class A
06/30/2011	10.47	(0.07)	0.16	0.09	—	—		10.56	0.86	517,771	0		1.35	(1.26)
12/31/2010	9.88	(0.12)	0.71	0.59	—	(0.00	) (g)	10.47	6.00	200,918	0		1.36	(1.20)
12/31/2009*	10.00	(0.03)	(0.09)	(0.12)	—	—		9.88	(1.20)	62,275	0		1.35	(1.28)
Class B
06/30/2011	10.49	(0.06)	0.17	0.11	—	—		10.60	1.05	240	0		1.15	(1.05)
12/31/2010	9.89	(0.10)	0.70	0.60	—	(0.00	) (g)	10.49	6.09	196	0		1.16	(1.01)
12/31/2009*	10.00	(0.03)	(0.08)	(0.11)	—	—		9.89	(1.10)	109	0		1.15	(1.09)

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2011	$10.47	$0.12	$0.66	$0.78	$—		$—	$11.25	7.45%	$605,565	10%		1.01%	2.11%
12/31/2010	9.14	0.09	1.31	1.40	(0.07)		—	10.47	15.38	401,636	25		1.06	0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)		(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)		(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13	0.81	0.94	(0.12)		(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08	2.21	2.29	(0.07)		(0.50)	15.25	16.96	349,246	30		1.06	0.58
Class B
06/30/2011	10.59	0.12	0.67	0.79	—		—	11.38	7.46	680	10		0.81	2.15
12/31/2010	9.23	0.11	1.34	1.45	(0.09)		—	10.59	15.68	616	25		0.86	1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)		(0.49)	9.23	39.58	507	21		0.86	1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)		(1.59)	7.07	(40.69)	340	22		0.86	1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)		(1.10)	15.11	6.56	397	31		0.85	1.02
12/31/2006	13.57	0.11	2.22	2.33	(0.05)		(0.50)	15.35	17.21	386	30		0.86	0.72
JNL/PAM Asia ex-Japan Fund
Class A
06/30/2011	9.71	0.06	(0.24)	(0.18)	—		—	9.53	(1.85)	140,598	31		1.28	1.24
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		—	9.71	19.40	150,646	75		1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	) (g)	—	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		—	4.80	(50.09)	7,727	132		1.29	1.66
12/31/2007*	10.00	(0.01)	(0.19)	(0.20)	—		—	9.80	(2.00)	11,747	0		1.30	(0.67)
Class B
06/30/2011	9.73	0.07	(0.24)	(0.17)	—		—	9.56	(1.75)	226	31		1.08	1.55
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		—	9.73	19.59	187	75		1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	) (g)	—	8.15	69.80	134	39		1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		—	4.80	(49.92)	57	132		1.09	1.73
12/31/2007*	10.00	(0.00)	(0.20)	(0.20)	—		—	9.80	(2.00)	98	0		1.10	(0.47)
JNL/PAM China-India Fund
Class A
06/30/2011	8.93	0.06	(0.44)	(0.38)	—		—	8.55	(4.26)	369,200	10		1.31	1.47
12/31/2010	7.71	0.04	1.26	1.30	—		(0.08)	8.93	16.93	385,002	40		1.33	0.46
12/31/2009	4.23	0.00	3.48	3.48	—		—	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	—		—	4.23	(57.62)	25,987	188		1.41	0.51
12/31/2007*	10.00	(0.01)	(0.01)	(0.02)	—		—	9.98	(0.20)	4,888	0		1.40	(0.93)
Class B
06/30/2011	8.98	0.07	(0.44)	(0.37)	—		—	8.61	(4.12)	328	10		1.11	1.68
12/31/2010	7.74	0.04	1.28	1.32	—		(0.08)	8.98	17.12	332	40		1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	—		—	7.74	82.55	239	73		1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	—		—	4.24	(57.52)	68	188		1.21	0.52
12/31/2007*	10.00	(0.01)	(0.01)	(0.02)	—		—	9.98	(0.20)	100	0		1.20	(0.74)
JNL/PIMCO Real Return Fund
Class A
06/30/2011	12.06	0.16	0.49	0.65	—		—	12.71	5.39	2,087,956	184		0.80	2.63
12/31/2010	11.57	0.17	0.72	0.89	(0.17)		(0.23)	12.06	7.72	1,794,823	536		0.82	1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)		—	11.57	17.25	1,189,828	722		0.81	2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)		(0.40)	10.10	(3.73)	663,938	2,289		0.81	3.44
12/31/2007*	10.00	0.43	0.66	1.09	—		—	11.09	10.90	397,393	1,215	(q)	0.80	4.27
Class B
06/30/2011	12.15	0.18	0.48	0.66	—		—	12.81	5.43	343	184		0.60	2.84
12/31/2010	11.64	0.19	0.73	0.92	(0.18)		(0.23)	12.15	7.96	263	536		0.62	1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)		—	11.64	17.76	237	722		0.61	2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)		(0.40)	10.13	(3.57)	350	2,289		0.61	3.63
12/31/2007*	10.00	0.32	0.79	1.11	—		—	11.11	11.10	126	1,215	(q)	0.60	3.20

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2011	$12.35	$0.14	$0.24	$0.38	$—		$—		$12.73	3.08%	$3,389,025	220%		0.81%	2.30%
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)		12.35	7.57	3,248,237	489		0.81	2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)		12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)		(0.47)		11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)		(0.02)		12.04	8.25	1,037,811	119	(r)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)		(0.00	) (g)	11.66	3.38	760,176	63	(r)	0.81	4.20
Class B
06/30/2011	13.11	0.17	0.25	0.42	—		—		13.53	3.20	17,247	220		0.61	2.50
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)		13.11	7.79	15,912	489		0.61	2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)		12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)		(0.47)		11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)		(0.02)		12.64	8.53	8,145	119	(r)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)		(0.00	) (g)	12.22	3.57	6,953	63	(r)	0.60	4.51
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2011*	10.00	0.17	(0.07)	0.10	—		—		10.10	1.00	430,163	198		1.00	3.47
JNL/PPM America High Yield Bond Fund
Class A
06/30/2011	6.67	0.24	0.12	0.36	—		—		7.03	5.40	1,182,298	32		0.75	7.00
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		—		6.67	15.63	900,088	66		0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		—		6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		—		4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)		—		7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)		—		8.22	10.51	365,753	62		0.80	7.49
Class B
06/30/2011	7.35	0.27	0.14	0.41	—		—		7.76	5.58	8,702	32		0.55	7.20
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		—		7.35	15.76	7,612	66		0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		—		6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		—		4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)		—		8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)		—		8.81	10.72	4,443	62		0.59	7.60
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2011	10.69	0.02	0.73	0.75	—		—		11.44	7.02	158,781	24		1.05	0.33
12/31/2010	8.25	0.03	2.41	2.44	(0.00	) (g)	—		10.69	29.58	86,297	73		1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		—		8.25	47.38	20,020	89		1.06	0.77
12/31/2008*	10.00	0.07	(4.37)	(4.30)	(0.08)		—		5.62	(43.00)	5,011	154		1.06	1.05
Class B
06/30/2011	10.70	0.03	0.74	0.77	—		—		11.47	7.20	195	24		0.85	0.52
12/31/2010	8.25	0.04	2.41	2.45	(0.00	) (g)	—		10.70	29.70	122	73		0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		—		8.25	47.82	92	89		0.86	0.99
12/31/2008*	10.00	0.08	(4.38)	(4.30)	(0.09)		—		5.61	(42.94)	58	154		0.86	1.28
JNL/PPM America Small Cap Value Fund
Class A
06/30/2011	10.13	0.01	0.74	0.75	—		—		10.88	7.40	82,594	37		1.06	0.12
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)		10.13	27.71	61,362	67		1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		—		8.37	33.97	15,861	114		1.06	0.60
12/31/2008*	10.00	0.06	(3.75)	(3.69)	(0.04)		—		6.27	(36.85)	8,356	66		1.06	1.02
Class B
06/30/2011	10.15	0.02	0.75	0.77	—		—		10.92	7.59	6,901	37		0.86	0.32
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)		10.15	27.91	6,170	67		0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		—		8.38	34.30	3,850	114		0.86	0.68
12/31/2008*	10.00	0.07	(3.75)	(3.68)	(0.05)		—		6.27	(36.75)	87	66		0.86	1.15

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/PPM America Value Equity Fund
Class A
06/30/2011	$12.15	$0.08	$0.42	$0.50	$—		$—	$12.65	4.12%	$127,816	23%	0.86%	1.23%
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		—	12.15	17.46	113,586	36	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		—	10.46	44.58	93,660	63	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		—	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		—	20.44	13.03	165,734	145	0.97	0.92
Class B
06/30/2011	12.19	0.08	0.44	0.52	—		—	12.71	4.27	370	23	0.66	1.30
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		—	12.19	17.55	372	36	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		—	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		—	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	(0.00	) (g)	—	20.60	13.21	129	145	0.77	1.14
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2011	10.07	0.12	0.98	1.10	—		—	11.17	10.92	841,196	30	1.17	2.21
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	0.92
12/31/2008*	10.00	0.04	(4.10)	(4.06)	(0.03	) (s)	—	5.91	(40.56)	15,265	6	1.22	2.55
Class B
06/30/2011	10.10	0.16	0.96	1.12	—		—	11.22	11.09	553	30	0.97	2.84
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.36
12/31/2008*	10.00	0.03	(4.08)	(4.05)	(0.04	) (s)	—	5.91	(40.54)	66	6	1.02	1.82
JNL/S&P Managed Conservative Fund(e)
Class A
06/30/2011	11.00	(0.01)	0.38	0.37	—		—	11.37	3.36	1,112,071	20	0.16	(0.16)
12/31/2010	10.34	0.18	0.72	0.90	(0.24)		—	11.00	8.70	979,568	9	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)		(0.07)	11.29	7.85	137,126	39	0.19	1.82
JNL/S&P Managed Moderate Fund(e)
Class A
06/30/2011	11.39	(0.01)	0.45	0.44	—		—	11.83	3.86	2,007,272	18	0.15	(0.15)
12/31/2010	10.41	0.15	1.02	1.17	(0.19)		—	11.39	11.30	1,665,098	5	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)		(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)		(0.15)	11.90	10.39	314,249	35	0.19	1.44
JNL/S&P Managed Moderate Growth Fund(e)
Class A
06/30/2011	11.80	(0.01)	0.53	0.52	—		—	12.32	4.41	3,467,216	12	0.14	(0.14)
12/31/2010	10.54	0.13	1.26	1.39	(0.13)		—	11.80	13.18	2,861,191	6	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)		(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)		(0.41)	13.08	12.17	1,123,984	29	0.16	0.97

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/S&P Managed Growth Fund(e)
Class A
06/30/2011	$11.18	$(0.01)	$0.58	$0.57	$—		$—	$11.75	5.10%	$2,537,627	11%	0.14%	(0.14)%
12/31/2010	9.71	0.08	1.49	1.57	(0.10)		—	11.18	16.12	2,140,816	7	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)		(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)		(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
06/30/2011	12.17	(0.01)	0.64	0.63	—		—	12.80	5.18	920,458	12	0.16	(0.16)
12/31/2010	10.46	0.08	1.71	1.79	(0.08)		—	12.17	17.09	788,664	11	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)		(0.33)	10.46	31.05	582,868	19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)		(0.84)	13.91	15.57	672,325	33	0.17	0.28
JNL/S&P Disciplined Moderate Fund(e)
Class A
06/30/2011	9.85	(0.01)	0.48	0.47	—		—	10.32	4.77	426,701	33	0.18	(0.18)
12/31/2010	8.94	0.18	0.81	0.99	(0.08)		—	9.85	11.10	346,433	21	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)		(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)		(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
12/31/2007*	10.00	0.48	0.22	0.70	—		—	10.70	7.00	34,588	31	0.18	4.75
JNL/S&P Disciplined Moderate Growth Fund(e)
Class A
06/30/2011	9.09	(0.01)	0.53	0.52	—		—	9.61	5.72	480,207	13	0.18	(0.18)
12/31/2010	8.10	0.14	0.94	1.08	(0.09)		—	9.09	13.29	376,092	26	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)		(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)		(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
12/31/2007*	10.00	0.35	0.32	0.67	—		—	10.67	6.70	40,459	31	0.18	3.49
JNL/S&P Disciplined Growth Fund(e)
Class A
06/30/2011	8.52	(0.01)	0.49	0.48	—		—	9.00	5.63	171,644	21	0.18	(0.18)
12/31/2010	7.64	0.13	0.84	0.97	(0.09)		—	8.52	12.74	137,476	28	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)		(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)		(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
12/31/2007*	10.00	0.36	0.29	0.65	—		—	10.65	6.50	16,525	28	0.19	3.58
JNL/S&P Competitive Advantage Fund
Class A
06/30/2011	10.70	0.05	0.81	0.86	—		—	11.56	8.04	339,787	3	0.70	0.93
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	) (g)	—	9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		—	6.90	(29.40)	90,399	97	0.71	1.81
12/31/2007*	10.00	0.01	(0.08)	(0.07)	(0.01)		—	9.92	(0.74)	15,294	0	0.70	1.46
Class B
06/30/2011	10.70	0.06	0.80	0.86	—		—	11.56	8.04	69	3	0.50	1.13
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	) (g)	—	9.94	44.70	50	101	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		—	6.87	(29.59)	14	97	0.51	1.61
12/31/2007*	10.00	0.01	(0.08)	(0.07)	(0.01)		—	9.92	(0.67)	99	0	0.47	1.93

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2011	$9.76	$0.16	$0.78	$0.94	$—		$—		$10.70	9.63%	$579,504	3%	0.70%	3.09%
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	) (g)	—		8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	) (g)	7.04	(25.93)	101,329	64	0.71	4.47
12/31/2007*	10.00	0.02	(0.24)	(0.22)	(0.01)		—		9.77	(2.24)	7,203	0	0.70	2.03
Class B
06/30/2011	9.80	0.17	0.78	0.95	—		—		10.75	9.69	247	3	0.50	3.42
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	) (g)	—		8.70	23.79	158	84	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	) (g)	7.03	(25.79)	120	64	0.51	4.41
12/31/2007*	10.00	0.03	(0.26)	(0.23)	(0.02)		—		9.75	(2.28)	98	0	0.47	3.29
JNL/S&P Intrinsic Value Fund
Class A
06/30/2011	9.97	0.07	1.41	1.48	—		—		11.45	14.84	441,189	4	0.70	1.22
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	) (g)	—		9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	1.88
12/31/2007*	10.00	0.02	(0.10)	(0.08)	(0.01)		—		9.91	(0.81)	18,261	0	0.70	2.06
Class B
06/30/2011	10.05	0.08	1.43	1.51	—		—		11.56	15.02	250	4	0.50	1.40
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	) (g)	—		9.80	57.84	108	151	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	1.55
12/31/2007*	10.00	0.02	(0.09)	(0.07)	(0.02)		—		9.91	(0.71)	99	0	0.48	2.37
JNL/S&P Total Yield Fund
Class A
06/30/2011	9.74	0.06	0.66	0.72	—		—		10.46	7.39	319,173	3	0.70	1.25
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	) (g)	—		9.10	42.88	212,981	126	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	) (g)	6.37	(35.67)	103,601	115	0.71	2.38
12/31/2007*	10.00	0.01	0.06	0.07	(0.00	) (g)	—		10.07	0.74	9,806	0	0.70	1.26
Class B
06/30/2011	9.76	0.08	0.65	0.73	—		—		10.49	7.48	125	3	0.50	1.47
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	) (g)	—		9.11	43.04	55	126	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	) (g)	6.37	(35.58)	88	115	0.51	2.35
12/31/2007*	10.00	0.01	0.07	0.08	(0.01)		—		10.07	0.81	101	0	0.48	1.64
JNL/S&P 4 Fund (e)
Class A
06/30/2011	10.86	(0.00)	1.08	1.08	—		—		11.94	9.94	975,720	4	0.05	(0.05)
12/31/2010	9.55	0.09	1.23	1.32	—		(0.01)		10.86	13.79	843,945	10	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	) (g)	9.55	41.85	627,405	12	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	) (g)	—		6.79	(31.62)	265,183	15	0.06	2.54
12/31/2007*	10.00	0.02	(0.09)	(0.07)	—		—		9.93	(0.70)	22,194	0	0.05	2.85

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/T.Rowe Price Established Growth Fund
Class A
06/30/2011	$21.22	$(0.02)	$1.10	$1.08	$—		$—		$22.30	5.09%	$1,853,361	14%		0.87%	(0.15)%
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		—		21.22	16.76	1,475,748	35		0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		—		18.18	43.49	916,445	62		0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)		(1.52)		22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)		(0.17)		21.84	13.70	750,771	46		0.90	0.46
Class B
06/30/2011	21.47	0.01	1.11	1.12	—		—		22.59	5.22	38,799	14		0.67	0.05
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		—		21.47	17.02	35,881	35		0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		—		18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)		(1.45)		22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)		(0.17)		22.02	13.95	32,185	46		0.70	0.64
JNL/T.Rowe Price Mid-Cap Growth Fund
Class A
06/30/2011	29.78	(0.08)	2.25	2.17	—		—		31.95	7.29	1,615,405	19		1.01	(0.51)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27		1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	—		(0.01	) (t)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	—		(1.80)		16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	(0.00	) (g)	(3.64)		30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)		(2.55)		29.05	6.76	625,869	37		1.02	0.16
Class B
06/30/2011	30.31	(0.05)	2.30	2.25	—		—		32.56	7.42	43,222	19		0.81	(0.31)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27		0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	—		(0.01	) (t)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	—		(1.80)		16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	(0.00	) (g)	(3.64)		30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)		(2.55)		29.28	6.97	24,998	37		0.81	0.08
JNL/T.Rowe Price Short-Term Bond Fund
Class A
06/30/2011	9.88	0.09	0.03	0.12	—		—		10.00	1.21	1,147,634	24		0.72	1.86
12/31/2010	9.71	0.18	0.10	0.28	(0.11)		—		9.88	2.94	872,892	54		0.72	1.83
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)		—		10.49	4.82	311,237	73	(u)	0.75	4.62
12/31/2006*	10.00	0.31	0.00	0.31	—		—		10.31	3.10	327,071	109	(u)	0.74	4.52
Class B
06/30/2011	9.95	0.10	0.03	0.13	—		—		10.08	1.31	253	24		0.52	2.03
12/31/2010	9.76	0.20	0.11	0.31	(0.12)		—		9.95	3.22	88	54		0.52	2.03
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74	211	102		0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)		(0.04)		9.41	(5.66)	50	134		0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)		—		10.53	4.95	118	73	(u)	0.55	4.74
12/31/2006*	10.00	0.32	0.01	0.33	—		—		10.33	3.30	103	109	(u)	0.54	4.72

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/T.Rowe Price Value Fund
Class A
06/30/2011	$10.84	$0.07	$0.52	$0.59	$—		$—	$11.43	5.44%	$1,385,779	20%		0.93%		1.21%
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		—	10.84	15.89	1,136,182	27		0.94		1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		—	9.44	37.09	727,672	21		0.96		1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)		(1.43)	6.98	(40.47)	412,536	29		0.96		1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)		(0.89)	14.65	0.85	707,468	33		0.95		1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)		(0.97)	15.62	20.11	681,711	26		0.96		1.48
Class B
06/30/2011	11.11	0.08	0.54	0.62	—		—	11.73	5.58	718	20		0.73		1.41
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		—	11.11	16.04	594	27		0.74		2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		—	9.67	37.46	549	21		0.76		2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)		(1.43)	7.14	(40.39)	385	29		0.76		1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)		(0.89)	14.95	1.03	641	33		0.75		1.73
12/31/2006	14.03	0.26	2.58	2.84	(0.07)		(0.97)	15.83	20.30	391	26		0.76		1.71
JNL/WMC Balanced Fund
Class A
06/30/2011	16.45	0.14	0.59	0.73	—		—	17.18	4.44	1,626,512	19	(v)	0.75		1.71
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		—	16.45	10.83	1,290,162	46	(v)	0.76		1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		—	15.01	19.78	736,864	54	(v)	0.78		2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)	12.81	(20.79)	455,105	60	(v)	0.78		2.98
12/31/2007	17.35	0.48	0.81	1.29	(0.37)		(0.71)	17.56	7.49	526,511	41	(v)	0.78		2.62
12/31/2006	15.75	0.42	1.73	2.15	(0.31)		(0.24)	17.35	13.65	439,868	46	(v)	0.79		2.55
Class B
06/30/2011	16.77	0.16	0.60	0.76	—		—	17.53	4.53	1,199	19	(v)	0.55		1.91
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		—	16.77	10.99	1,041	46	(v)	0.56		2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		—	15.29	20.08	855	54	(v)	0.58		2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)	13.03	(20.62)	662	60	(v)	0.58		3.21
12/31/2007	17.39	0.52	0.81	1.33	(0.17)		(0.71)	17.84	7.73	665	41	(v)	0.58		2.83
12/31/2006	15.64	0.45	1.72	2.17	(0.18)		(0.24)	17.39	13.89	276	46	(v)	0.59		2.75
JNL/WMC Money Market Fund
Class A
06/30/2011	1.00	0.00	0.00	0.00	—		—	1.00	0.00	849,331	n/a		0.25	(f)	0.00	(f)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	) (g)	—	1.00	0.00	706,007	n/a		0.27	(f)	0.00	(f)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	) (g)	—	1.00	0.15 (w)	1,140,511	n/a		0.47	(f)	0.16	(f)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.20 (x)	1,340,054	n/a		0.57		2.08
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.76	651,204	n/a		0.58		4.63
12/31/2006	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.49	269,095	n/a		0.59		4.42
Class B
06/30/2011	1.00	0.00	0.00	0.00	—		—	1.00	0.00	6,412	n/a		0.25	(f)	0.00	(f)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	) (g)	—	1.00	0.01	7,245	n/a		0.27	(f)	0.00	(f)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	) (g)	—	1.00	0.21 (w)	7,270	n/a		0.37	(f)	0.24	(f)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.40 (x)	7,220	n/a		0.37		2.32
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.97	4,617	n/a		0.38		4.84
12/31/2006	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.70	2,955	n/a		0.39		4.80

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/WMC Value Fund
Class A
06/30/2011	$17.37	$0.14	$0.61	$0.75	$—	$—	$18.12	4.32%	$1,296,457	10%	0.79%	1.59%
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	—	17.37	13.70	1,138,293	25	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	—	15.41	23.98	762,013	42	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	1.97
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	1.39
12/31/2006	16.90	0.25	3.28	3.53	(0.31)	(0.70)	19.42	20.86	481,805	34	0.84	1.37
Class B
06/30/2011	17.66	0.16	0.61	0.77	—	—	18.43	4.36	18,784	10	0.59	1.79
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	—	17.66	13.92	17,032	25	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	—	15.65	24.18	14,220	42	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	2.13
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	1.59
12/31/2006	16.91	0.34	3.22	3.56	(0.11)	(0.70)	19.66	21.05	12,976	34	0.64	1.76

*
Commencement of operations was as follows:  JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund –May 3, 2010; JNL/American Funds Growth-Income Fund – May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/BlackRock Commodity Securities Fund – January 16, 2007; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Franklin Templeton Founding Strategy Fund – January 16, 2007; JNL/Franklin Templeton Global Growth Fund – January 16, 2007; JNL/Franklin Templeton Income Fund – May 1, 2006; JNL/Franklin Templeton International Small Cap Growth Fund – December 3, 2007; JNL/Franklin Templeton Mutual Shares Fund – January 16, 2007; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Goldman Sachs U.S. Equity Flex Fund – January 16, 2007; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/Lazard Emerging Markets Fund - May 1, 2006; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Management 10 x 10 Fund – April 30, 2007; JNL/Mellon Capital Management Index 5 Fund – April 30, 2007; JNL/Mellon Capital Management European 30 Fund – October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Management Global Alpha Fund – September 28, 2009; JNL/PAM Asia ex-Japan Fund – December 3, 2007; JNL/PAM China-India Fund – December 3, 2007; JNL/PIMCO Real Return Fund – January 16, 2007; JNL/PPM America Floating Rate Income Fund – January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008; JNL/S&P Disciplined Moderate Fund – January 16, 2007; JNL/S&P Disciplined Moderate Growth Fund – January 16, 2007; JNL/S&P Disciplined Growth Fund – January 16, 2007; JNL/S&P Competitive Advantage Fund – December 3, 2007; JNL/S&P Dividend Income & Growth Fund – December 3, 2007; JNL/S&P Intrinsic Value Fund – December 3, 2007; JNL/S&P Total Yield Fund – December 3, 2007; JNL/S&P 4 Fund –December 3, 2007; JNL/T. Rowe Price Short-Term Bond Fund – May 1, 2006.

(a)	Calculated using the average shares method.

(b)
Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods less than one year and does not reflect payment of the expense that apply to the variable accounts or any annuity charges.

(c)
Not annualized for periods of less than one year.  Portfolio turnover rate is based on the Feeder Funds or fund of fund’s purchases or sales of the Master Fund or underlying funds, respectively.  Portfolio turnover excludes dollar roll transactions.

(d)	Annualized for periods less than one year.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.

(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets without expense waivers were as follows:

	June 30, 2011		December 31, 2010		December 31, 2009
	Class A	Class B	Class A	Class B	Class A	Class B
JNL/American Funds Blue Chip Income and Growth Fund
Expenses to average net assets	1.10%	0.85%	1.10%	0.85%	n/a	n/a
Net investment income (loss) to average net assets	(0.28)	0.24	4.07	6.13	n/a	n/a
JNL/American Funds Global Bond Fund
Expenses to average net assets	1.10	0.85	1.10	0.85	n/a	n/a
Net investment income (loss) to average net assets	1.88	1.37	6.43	8.44	n/a	n/a
JNL/American Funds Global Small Capitalization Fund
Expenses to average net assets	1.15	0.90	1.15	0.90	n/a	n/a
Net investment income (loss) to average net assets	1.84	1.79	1.33	2.51	n/a	n/a
JNL/American Funds Growth-Income Fund
Expenses to average net assets	1.10	0.85	1.10	0.85	n/a	n/a
Net investment income (loss) to average net assets	(0.27)	0.08	3.32	3.82	n/a	n/a
JNL/American Funds International Fund
Expenses to average net assets	1.25	1.00	1.25	1.00	n/a	n/a
Net investment income (loss) to average net assets	(0.46)	(0.22)	3.38	6.44	n/a	n/a
JNL/American Funds New World Fund
Expenses to average net assets	1.45	1.20	1.45	1.20	n/a	n/a
Net Investment Income (Loss) to Average Net Assets	(0.08)	(0.11)	2.98	3.14	n/a	n/a

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

	June 30, 2011		December 31, 2010		December 31, 2009
	Class A	Class B	Class A	Class B	Class A	Class B
JNL/BlackRock Global Allocation Fund
Expenses to average net assets	1.25	1.05	1.26	1.06	n/a	n/a
Net investment income (loss) to average net assets	(1.25)	(1.04)	11.84	13.96	n/a	n/a
JNL/WMC Money Market Fund
Expenses to average net assets	0.58	0.38	0.57	0.37	0.57%	0.37%
Net investment income (loss) to average net assets	(0.32)	(0.12)	(0.30)	0.06	(0.10)	0.24

(g)	Amount represents less than $0.005.

(h)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52% and 25% in 2010 and 2011, respectively.

(i)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(j)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(k)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(l)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 570%, 332%, 484%, 1,137% and 665%  in 2006, 2007, 2009, 2010, and 2011, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(m)
Includes dividend expense and borrowing fees on securities sold short for JNL/Goldman Sachs U.S. Equity Flex Fund of 0.86%, 0.72%, 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2011, December 31, 2011, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(n)
Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(o)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 524% and 217% in 2006 and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(p)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79%, 52%, 52%, 90%, 83% and 40% in 2006, 2007, 2008, 2009, 2010 and 2011, respectively.

(q)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(r)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 271% and 402% in 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.

(t)
Distribution amount  for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(u)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(v)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 64%, 76%, 76%, 81%, 90% and 62% in 2006, 2007, 2008, 2009, 2010 and 2011, respectively.

(w)
Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(x)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

This Supplement is dated August 29, 2011.

Supplement Dated August 29, 2011
To The Statement of Additional Information
Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

Please change all references to the following funds:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

On page 2, please delete the section entitled “II. Master Feeder Structure” in its entirety and replace it with the following:

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”).  A “Feeder” fund is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.” The Master Fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund.  Currently, six of the Master Funds are a series of American Funds Insurance Series (“AFIS,” “American Funds,” or “AFIS Master Funds”).  This structure differs from the other Trust series and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another Fund, having Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.  Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AFIS Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Each JNL/American Funds Feeder Fund and its corresponding AFIS Master Fund is listed below:

JNL/American Funds®/ Feeder Fund	AFIS Master Fund
JNL/American Funds® Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the AFIS Master Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AFIS Master Funds’ SAI.  CRMC is an investment adviser affiliate of Capital Guardian Trust Company, a sub-adviser to the Trust.  The SAI for each AFIS Master Fund is delivered together with this SAI.

On page 8, please delete the first paragraph of the section entitled “Commodities, Commodities Futures, and Commodity Linked Notes,” in its entirety and replace it with the following:

Commodities, Commodities Futures, and Commodity Linked Notes.  Certain of the Funds may invest directly in commodities, such as gold or silver.  Certain of the Funds may invest in commodity futures, which are futures agreements on certain commodities or on a commodities index , as well as swaps on commodity futures .  Certain of the Funds may also invest in commodity-linked notes.  Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).  For example, neither the direct purchase or sale of commodities nor the purchase or sale of commodity futures contracts generate “qualifying income” for a regulated investment company under Section 851(b)(2) of the Code.  However, the Internal Revenue Service has held that certain commodity linked notes could generate regulated investment companies qualifying income.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to a commodity index or specific commodity.  The Funds will typically invest in commodity linked notes referenced to a particular commodity index.  At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a "leverage factor”) of the referenced index or commodity during the investment's term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount.  For example, a 15% decline in the referenced commodities index would trigger repayment.  Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms.  A Fund may lose money investing in commodity linked notes.

The JNL/Ivy Asset Strategy Fund may invest directly in precious metals, including, gold, as well as other commodity derivatives.  The JNL/BlackRock Commodity Securities Fund may invest in commodity linked notes and other commodity derivatives.  The JNL/AQR Managed Futures Strategy Fund may invest in swaps on commodity futures.

On page 12, please delete the second paragraph of the section entitled “Equity Securities,” in its entirety and replace it with the following:

Common stock generally takes the form of shares in a corporation.  The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.  A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.  The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock.  For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.  Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.  Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks.  The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

On page 16, please delete the paragraph of the sub-section entitled “Risk of Developing (Emerging Market) Countries,” in its entirety and replace it with the following:

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in securities of developing (emerging market) countries, including foreign markets.   While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index. Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

On page 18, please delete the third paragraph of the section entitled “Illiquid Securities,” in its entirety and replace it with the following:

Certain of the Funds may invest up to 15% (5% of total assets for money funds, under amendments to Rule 2a-7 under the 1940 Act) of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

On page 24, please delete the first paragraph of the section entitled “Short Sales,” in its entirety and replace it with the following:

Short Sales.  Certain of the Funds may make short sales of securities : (i) to offset potential declines in long positions in similar securities ; (ii) to increase the flexibility of a Fund ; (iii) for investment return ; (iv) as part of a risk arbitrage strategy ; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

On page 25, please delete the second paragraph of the section entitled “Structured Products,” in its entirety and replace it with the following:

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Structured products may not bear interest or pay dividends.  The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product.  Under certain conditions, the redemption value of a structured product could be zero.  Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product.  These risks may cause significant fluctuations in the net asset value of the Fund.

On page 30, please delete the first paragraph of the section entitled “Zero Coupon, Stripped and Pay-in-Kind Bonds,” in its entirety and replace it with the following:

Zero Coupon, Stripped and Pay-in-Kind Bonds.  Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in “zero coupon” bonds or “strips.”  Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value.  Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.  Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.  A Fund may also purchase “pay-in-kind” bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Beginning on page 49 and ending on page 65, please delete the section entitled “B. BlackRock” in its entirety.

On page 66, please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

On page 67, please delete the paragraph (8) in the section entitled “Fundamental Policies,” in its entirety and replace it with the following:

(8)           No Fund may invest more than 15% of its net assets (5% in the case of the JNL/WMC Money Market Fund and 10% in the case of the JNL/Oppenheimer Global Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

On page 71, please add the following paragraph of the section entitled “For the JNL/Goldman Sachs Emerging Markets Debt Fund”:

(e)	The Fund may invest up to 25% of their total assets in zero coupon bonds or strips.

On page 71, please add the following paragraph of the section entitled “For the JNL/PPM America High Yield Bond Fund”:

(h)	The Fund may invest without limit in zero coupon bonds.

Beginning on page 81 and ending on page 84, please delete the section entitled “C. JNL/BlackRock Feeder Fund Policies” in its entirety.

On page 84, please delete the section entitled “F. Classification” in its entirety and replace it with the following:

Each Feeder Fund (except for JNL/American Funds Global Bond Fund), through investments made by the applicable Master Fund, is a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.  JNL/American Funds Global Bond Fund, through investments made by the American Funds Global Bond Fund, has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as JNL/American Funds Global Bond Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree. A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

On page 85, please delete paragraph (a) of the section entitled “Operating Policies” in its entirety and replace it with the following:

(a)
The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Listed Private Equity Fund, and Funds sub-advised by Standard & Poor’s Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  The Feeder Funds will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act.  However, the Funds will invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

On page 86 , please delete the third paragraph of the section entitled “Trustees and Officers of the Trust” in its entirety and replace it with the following:

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  JNL® Series Trust (82 portfolios), JNL Investors Series Trust (2 portfolios), and JNL Variable Fund LLC (20 portfolios).  Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.  The Term Fund Complex does not include other funds that are part of the same group of investment companies, including funds sponsored by Curian Capital, LLC.

On page 87, in the section entitled “ Trustees and Officers of the Trust ,” please delete the row for Mark D. Nerud and replace it with the following:

Name, Address and (Age)	Position(s) Held with the Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Mark D. Nerud (45) 1 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	102
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee During Past 5 Years: None

On page 88, in the section entitled “Trustees and Officers of the Trust,” please delete the row for William R. Rybak and replace it with the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
William R. Rybak (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	104
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)
Other Directorships Held by Trustee During Past 5 Years:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

On pages 89-90, in the section entitled “ Trustees and Officers of the Trust ,” please delete the rows for Karen J. Buiter and Michael Piszczek and replace with the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Karen J. Buiter, CPA (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Financial Reporting of the Adviser (7/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (4/2008 to 6/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

Other Directorships Held by Trustee: Not Applicable
Michael Piszczek, CPA (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Tax of the Adviser (7/2011 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 6/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable

On page 93, please delete the paragraph and table (and its corresponding footnotes) entitled “Trustee Compensation” in its entirety and replace it with the following:

The disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2011:

Trustee	Aggregate Compensation from the Trust 1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$63,086	$0	$0	$76,500 4
William J. Crowley, Jr.	$71,333	$0	$0	$86,500
Dominic D’Annunzio	$65,148	$0	$0	$79,000 5
Michelle Engler 3	$81,641	$0	$0	$99,000
James Henry	$65,148	$0	$0	$79,000 6
Richard McLellan	$63,086	$0	$0	$76,500
William R. Rybak	$69,271	$0	$0	$84,000
Patricia Woodworth	$63,086	$0	$0	$76,500 7
Steven J. Fredricks 2	$173,691	$0	$0	$210,623

1
The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees is $657,000.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
4	Amount includes $3,825 deferred by Mr. Bouchard.
5	Amount includes $39,500 deferred by Mr. D’Annunzio.
6	Amount includes $71,100 deferred by Mr. Henry.
7	Amount includes $76,500 deferred by Ms. Woodworth.

On pages 96 through 106, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of August 1, 2011, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.   Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 1, 2011, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/BlackRock Commodity Securities Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,961,260.985	6.45%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,858,838.925	5.43%
JNL/BlackRock Global Allocation Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	100.000	100.00%
JNL/Eagle Core Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,268,090.383	30.38%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,964,428.779	9.72%
JNL/Eagle SmallCap Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,294,344.934	12.49%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,751,868.407	5.10%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	44,164,742.165	68.77%
JNL/Franklin Templeton Income Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	36,768,618.509	31.52%
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,915,927.183	10.12%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,295,419.092	7.97%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,982,601.554	6.88%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	40,971,065.998	52.36%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,923,574.734	13.26%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,765,106.625	10.14%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,221,076.113	8.67%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,599,215.322	16.75%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,990,100.376	16.00%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,343,174.113	12.74%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,445,290.005	11.33%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,379,433.955	8.19%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,569,209.977	6.95%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,375,317.139	6.66%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,011,593.868	6.10%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	15,516,584.687	22.64%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,169,954.807	14.84%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,138,155.665	10.42%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,909,908.417	7.16%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	449,929.803	47.98%
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,228.446	50.16%
JNL/Invesco Global Real Estate Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,565,174.255	14.14%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,092,013.707	11.35%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,869,356.957	6.60%
JNL/Invesco International Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,810,285.184	20.16%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,839,990.880	15.49%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,989,792.565	6.28%
JNL/S&P Managed Aggressive Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,643,201.607	5.73%
JNL/Invesco Large Cap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	19,055,576.309	24.62%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,001,570.575	20.67%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,962,456.974	10.29%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,495,502.516	8.39%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,748,630.666	19.95%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,522,088.577	14.08%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,284,127.087	5.94%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,901,550.223	5.51%
JNL/JPMorgan MidCap Growth Fund (Class A)
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,751,558.501	14.15%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,312,894.084	11.89%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,112,572.103	5.72%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,439,768.655	16.93%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,873,434.130	16.22%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,317,245.475	13.00%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,521,160.750	6.84%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,511,726.260	6.03%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,473,399.173	32.81%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,547,231.994	17.98%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,885,473.211	14.63%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,853,202.190	14.46%
JNL/M&G Global Leaders Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	500,130.890	15.77%
JNL/M&G Global Leaders Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,235.329	86.62%
JNL/Mellon Capital Management Bond Index Fund (Class A)
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	24,607,638.780	18.29%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	23,539,264.090	17.49%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	22,272,210.608	16.55%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,280,735.916	6.15%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,012,525.694	5.21%
JNL/Mellon Capital Management European 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,835.987	82.26%
JNL/Mellon Capital Management Global Alpha Fund (Class A)
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,450,412.513	32.59%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,053,520.135	31.80%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,561,913.031	18.94%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,109,863.918	6.16%
JNL/Mellon Capital Management Global Alpha Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,002.240	44.27%
JNL/Mellon Capital Management International Index Fund (Class A)
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,845,490.285	10.73%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,844,204.969	10.73%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,696,787.428	7.62%
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,352,914.669	7.27%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,533,132.048	6.46%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,927,023.926	5.86%
JNL/Mellon Capital Management International Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	838,475.770	47.89%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,596.671	77.17%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,912,719.503	11.06%
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,946,259.592	5.51%
JNL/S&P Disciplined Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,704,390.584	5.06%
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	18,104,897.406	13.24%
JNL/S&P Disciplined Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,116,819.545	9.60%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,688,194.691	5.62%
JNL/Mellon Capital Management Small Cap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,496,980.341	10.94%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,987,864.956	5.03%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,096,669.796	13.03%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,756,688.472	12.41%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,248,084.671	7.80%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,998,576.807	7.34%
JNL/PAM Asia ex-Japan Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,242.395	52.82%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	21,573,500.772	12.13%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,585,025.098	9.89%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,791,712.605	7.76%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,946,634.108	6.16%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	15,924,762.383	5.67%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,485,046.847	5.16%
JNL/PPM America Floating Rate Income Fund (Class A)
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,790,515.672	28.02%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,391,514.075	24.96%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,792,013.176	23.65%
JNL/PPM America High Yield Bond Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,964,657.916	5.38%
JNL/PPM America Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,325,824.531	9.91%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,325,824.531	9.91%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,223.689	60.24%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	607,095.435	99.72%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	27,463.849	86.36%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,255,499.113	17.22%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,401,677.991	16.11%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,210,948.372	9.37%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	20,190,960.462	67.27%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	22,752,201.791	41.41%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	21,918,779.190	55.14%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	22,913,945.088	75.10%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,860,792.016	16.69%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,763,205.114	14.17%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,741,817.162	6.91%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,642,525.587	5.59%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,688,013.275	7.36%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,905,028.827	5.79%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	26,704,833.864	22.14%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	26,389,219.070	21.88%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	21,121,089.208	17.51%
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	27,744,246.679	23.52%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	24,346,644.997	20.64%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,901,938.230	9.24%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,751,769.240	6.57%
JNL/WMC Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,538,882.176	25.47%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,047,632.917	20.40%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,839,712.048	9.93%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,211,815.261	7.57%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 1, 2011 , the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/American Funds Global Bond Fund (Class B)
	Juan Arias 1235 Whispering Oaks Drive Desoto, Texas 75115	2,613.560	30.01%
JNL/American Funds Global Small Capitalization Fund (Class B)
	Elena G Venckus Irrevocable Trust 515 15 th Street Santa Monica, California 90402	892.937	29.52%
JNL/American Funds International Fund (Class B)
	Cynthia Wilson Henry Irrevocable Trust 222 State Road 60 East Lake Wales, Florida 33853	1,794.591	39.76%
JNL/Eagle Core Equity Fund (Class B)
	Edward Fletcher 1300 Salterton Court Raleigh, North Carolina 27608	4,597.536	26.50%
JNL/Franklin Templeton Income Fund (Class B)
	Anthony Pappas 3293 Bellwind Circle Viera, Florida 32955	14,501.647	29.47%
JNL/Franklin Templeton International Small Cap Growth Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, Utah 84093	7,469.259	33.63%
JNL/M&G Global Basics Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, Utah 84093	4,182.623	55.18%
JNL/S&P Competitive Advantage Fund (Class B)
	Daniel Cecil 10720 Fall Road Fishers, Indiana 46037	1,616.236	26.64%
JNL/S&P Dividend Income & Growth Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, Florida 33805	9,673.156	42.49%
JNL/S&P Intrinsic Value Fund (Class B)
	I Kennington Protection, LLC 2121 Cloverfield Suite 115 Santa Monica, California 90404	13,574.493	35.13%
JNL/T. Rowe Price Short-Term Bond Fund (Class B)
	Mark Collins 514 SW 336 th Street Federal Way, Washington 98023	6,016.100	24.53%
JNL/WMC Balanced Fund (Class B)
	Roden Insurance Trust 4800 E 42nd Street Suite 400 Odessa, Texas 79762	26,453.702	38.92%

In the section entitled “Investment Adviser, Sub-Advisers and Other Services Providers”, please add the following:

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”) is located at Two Greenwhich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware Limited Liability Company.   AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“Holdings”), which has no activities other than holding the interests of AQR.  Holdings is majority owned by AQR’s principals and Clifford Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in Holdings.

Portfolio Manager Compensation Structure

Compensation for Portfolio Managers that are Principals: The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR.  Revenue distributions are also a function of assets under management and performance of the funds managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Compensation for Portfolio Managers that are not Principals: The compensation for the portfolio managers that are not Principals of AQR primarily consist of a fixed base salary and a discretionary bonus. Under AQR’s salary administration system, salary increases are granted on a merit basis, and in this regard, salaries are reviewed at least annually under a formal review program. Job performance contributes significantly to the determination of any salary increase; other factors, such as seniority and contributions to AQR are also considered. Discretionary bonuses are determined by the portfolio manager’s individual performance, including efficiency, contributions to AQR and quality of work performed. A portfolio manager’s performance is not based on any specific fund’s or strategy’s performance, but is affected by the overall performance of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2011:

Clifford S. Asness, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	13	$4,242,831,008
other pooled investment vehicles:	52	$12,201,324,207
other accounts:	48	$14,411,067,175

John M. Liew , Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	7	$2,099,612,257
other pooled investment vehicles:	32	$8,534,484,771
other accounts:	24	$9,510,256,253

Brian K. Hurst	Number Of Accounts	Total Assets
registered investment companies:	4	$1,260,349,470
other pooled investment vehicles:	32	$12,238,425,336
other accounts:	23	$9,409,057,834

Yao Hua Ooi	Number Of Accounts	Total Assets
registered investment companies:	4	$1,260,349,470
other pooled investment vehicles:	15	$6,702,905,976
other accounts:	0	$0

Accounts where advisory fee is based on account performance

Clifford S. Asness, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	29	$7,492,743,259
other accounts:	5	$1,174,774,487

John M. Liew, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	21	$6,206,996,987
other accounts:	3	$1,011,028,745

Brian K. Hurst	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	13	$5,005,315,079
other accounts:	3	$1,011,028,745

Yao Hua Ooi	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	5	$1,723,415,129
other accounts:	0	$0

Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families. Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940 (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with respect to the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR or its affiliates, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR, or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice.  Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Funds.

AQR and its portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts that may arise in connection with the management of the Fund, other funds managed by AQR or its affiliates, separately managed accounts, and other accounts.

Security Ownership of Research Portfolio Coordinators for the JNL/AQR Managed Futures Strategy Fund

Security Ownership of Portfolio Manager(s)	Clifford S. Asness, Ph.D.	John M. Kiew, Ph.D.	Brian K. Hurst	Yao Hua Ooi
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 109, please delete the first paragraph in the section entitled “BlackRock Investment Management, LLC” in its entirety and replace it with the following:

BlackRock Investment Management, LLC (“BlackRock”) is located at 1 University Square Drive, Princeton, New Jersey 08540-6455 serves as the Sub-Adviser to the JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund.  BlackRock is a wholly-owned subsidiary of BlackRock, Inc.

On page 111, please add the following to the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” for the JNL/BlackRock Global Allocation Fund:

JNL/BlackRock Global Allocation Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Dennis W. Stattman	6	3	2	0	0	0
	$66.44 Billion	$18.7 Billion	$98 Million	$0	$0	$0
Dan Chamby	6	3	2	0	0	0
	$66.44 Billion	$18.7 Billion	$98 Million	$0	$0	$0
Romualdo Roldan	6	3	2	0	0	0
	$66.44 Billion	$18.7 Billion	$98 Million	$0	$0	$0

On page 112, please add the following to the section “Security Ownership of Research Portfolio Coordinators for JNL/BlackRock Global Allocation Fund” for the JNL/BlackRock Global Allocation Fund:

Security Ownership of Research Portfolio Coordinators for the JNL/BlackRock Global Allocation Fund

Security Ownership of Research Portfolio Coordinators	Dennis W. Stattman	Dan Chamby	Romualdo Roldan
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective July 1, 2011, on pages 114-115, please delete the tables in the section entitled “ Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest ” for the JNL/Capital Guardian Global Diversified Research Fund in their entirety and replace with the following:

JNL/Capital Guardian Global Diversified Research Fund

As of July 1, 2011

Capital Guardian Trust Company’s Other Accounts 1
Research Portfolio Coordinator	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Wade, Anne K.	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

As of July 1, 2011

Capital Guardian Trust Company’s Fee Based Accounts 1
Research Portfolio Coordinator
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of “Other Accounts Managed” in the chart above.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Wade, Anne K.	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

Effective July 1, 2011, on page 117, please delete the table in the section entitled “ Security Ownership of Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund ” in its entirety and replace with the following:

Security Ownership of Portfolio Managers	Anne K. Wade
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 134, please delete the first paragraph in the section entitled “Jackson National Asset Management, LLC” in its entirety and replace it with the following:

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, and the JNL/S&P 4 Fund.  JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

On page 135, please delete the first paragraph in the section entitled “Portfolio Manager Compensation Structure” in its entirety and replace it with the following:

Assets of JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, and the JNL/S&P 4 Fund (“Funds”) are invested in a combination of mutual funds (“Underlying Funds”).  JNAM manages the Funds according to asset allocation limits.  In this context, the term “portfolio manager” refers to development and oversight of the asset allocation process.  The portfolio managers will determine allocations to the Underlying Funds for the “Alt Strategies,” and apply those allocations.  The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

On page 135, please delete the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

The following table reflects information as of June 30, 2011:

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, and JNL/S&P 4 Fund
Saumen Chattopadhyay	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	7	$ 3,922,265
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

The following table reflects information as of December 31, 2010:

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund
Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$3,302
other pooled investment vehicles:	0	$0
other accounts:	25	$5,420

On page 136, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	Saumen Chattopadhyay
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 138, please delete the table for Barrett Sides for the JNL/Invesco International Growth Fund in the section entitled “ Portfolio Manager Compensation Structure ” in its entirety and replace it with the following:

Mark Jason 1	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	2	$3,342.4
other pooled investment vehicles:	0	$0
other accounts:	0*	$0
1 Please note that the information for Mr. Jason is as of July 31, 2011.
* These are accounts of individual investors for which Invesco’s affiliate provides investment advice.  Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds.  These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

On page 141, please delete the table entitled “ Security Ownership of Portfolio Managers for the JNL/Invesco International Growth Fund ” in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Invesco International Growth Fund

Security Ownership of Portfolio Managers	Clas Olsson	Shuxin Cao	Matthew Dennis	Jason Holzer	Mark Jason
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 148, please delete the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2010:

JNL/Lazard Emerging Markets Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rohit Chopra	Other Pooled Vehicles	15	$6,764,417,464	0	$0
	Other Accounts	104	$10,239,392,164	4	$1,493,204,277
	Reg Investment Companies	7	$21,714,151,110	0	$0

James Donald	Other Pooled Vehicles	18	$6,837,399,370	0	$0
	Other Accounts	214	$12,590,464,673	4	$1,493,204,277
	Reg Investment Companies	10	$23,988,324,589	1	$2,106,505,713

Erik McKee	Other Pooled Vehicles	15	$6,764,417,464	0	$0
	Other Accounts	104	$10,239,392,164	4	$1,493,204,277
	Reg Investment Companies	7	$21,714,151,110	0	$0

John Reinsberg	Other Pooled Vehicles	4	$120,953,943	4	$120,953,943
	Other Accounts	61	$5,584,692,885	0	$0
	Reg Investment Companies	6	$1,530,192,461	0	$0

Jai Jacob1	Other Pooled Vehicles	1	$ 239,261,601	0	$ 0
	Other Accounts	12	$ 693,781,655	0	$ 0
	Reg Investment Companies	8	$ 1,556,599,142	0	$ 0

Kevin O’Hare1	Other Pooled Vehicles	6	$ 300,875,175	0	$ 0
	Other Accounts	7	$ 583,519,033	0	$ 0
	Reg Investment Companies	3	$ 344,369,388	0	$ 0

1 This information for Jai Jacob and Mr. Kevin O’Hare is as of June 30, 2011.  Mr. Jacob and Mr. O’Hare became portfolio managers for the fund on August 29, 2011.

On page 150, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Lazard Emerging Markets Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Lazard Emerging Markets Fund

Security Ownership of Portfolio Managers	John R. Reinsberg	James M. Donald	Erik McKee	Rohit Chopra
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Jai Jacob	Kevin O’Hare
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 152, please delete the first paragraph in the section “Mellon Capital Management Corporation” and replace it with the following:

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund.  Mellon Capital also serves as co-Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

In the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the following table:

The following table reflects information as of June 30, 2011:

JNL/Mellon Capital Management Emerging Markets Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets
registered investment companies:	81	$ 39,751M
other pooled investment vehicles:	80	$ 63,599M
other accounts:	61	$ 53,644M

On page 156, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/Mellon Capital Management Emerging Markets Index Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Richard Brown	Thomas Durante	Karen Wong
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 164, please delete the first paragraph of the section entitled “Prudential Asset Management (Singapore) Limited” in its entirety and replace it with the following:

Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 10 Marina Boulevard #32-10, Marina Bay Financial Centre Tower 2, Singapore 018983, serves as Sub-Adviser to the JNL/PAM Asia ex-Japan Fund and the JNL/PAM China-India Fund.  PAM Singapore is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

On page 169, please delete the first paragraph in the section “Standard & Poor’s Investment Advisory Services LLC” and replace it with the following:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041, serves as Sub-Adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  SPIAS was established in 1995 to provide investment advice to the financial community.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, credit ratings, and research to the global market place.

On page 170, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the following table:

The following table reflects information as of June 30, 2011:

Massimo Santicchia	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$ 0
other pooled investment vehicles*:	26	$ 510
other accounts:	0	$ 0
* The portfolio manager is responsible for the management of one or more model portfolios published by Standard & Poor’s and is also involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter and the selection of securities for offshore investment funds.

On page 171, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund

Security Ownership of Portfolio Managers	Massimo Santicchia	John W. Krey	Michael Carapucci
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 178-183, please delete the rows for the JNL/BlackRock Global Allocation Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/Lazard Emerging Markets Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund of the section entitled “Sub-Advisory Fees” in its entirety and replace it with the following:

FUND	ASSETS	FEES
JNL/AQR Managed Futures Strategy Fund	$0 to $500 million $500 million to $700 million Over $700 million	.65% .55% .50%
JNL/BlackRock Global Allocation Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.42% .40% .375%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $1 billion Over $1 billion	.50% .45% .40%
JNL/Ivy Asset Strategy Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.55% .47% .43%
JNL/Lazard Emerging Markets Fund	$0 to $50 million $50 million to $200 million $200 million to $600 million Over $600 million	.75% .65% .575% .525%
JNL/Mellon Capital Management Emerging Markets Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/T. Rowe Price Short-Term Bond Fund 9
Less than $100 million:
$0 to $50 million
Amounts over $50 million

Greater or equal to $100 million, but less than $1.5 billion:
$0 to $100 million
$100 million to $250 million
$250 million to $500 million
Over $500 million

Greater or equal to $1.5 billion:
All Assets

.30% .25% .20% .175% .125% .10% .10%
JNL Disciplined Moderate Fund	All Assets	N/A*
JNL Disciplined Moderate Growth Fund	All Assets	N/A*
JNL Disciplined Growth Fund	All Assets	N/A*

9 For net assets less than $100 million, the sub-adviser fees will be 0.30% on net assets up to $50 million and 0.25% on net assets greater than $50 million. The sub-adviser fee will reset to 0.20% on net assets from $0 to $100 million, once assets reach $100 million. The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million. The credit will apply at an asset range between approximately $70 million and $100 million.  The transitional credit will only apply when asset levels decrease due to market depreciation and not when asset levels decrease due to redemption activity.  For net assets greater or equal to $1.5 billion, the sub-adviser fees will be 0.10% on all assets.
* This Fund does not have a Sub-Adviser.

Beginning on page 192 please delete the section entitled “Investment Management Arrangement Applicable to the JNL/BlackRock Feeder Funds,” through page 197 the end of the section entitled “Investment Potential Material Conflicts of Interest,” in its entirety.

On pages 197-198, please delete the section entitled “Administrative Fee” in its entirety and replace it with the following:

Administrative Fee.   In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/AQR Managed Futures Strategy Fund	All Assets	.20%
JNL/BlackRock Commodity Securities Fund	All Assets	.15%
JNL/BlackRock Global Allocation Fund	All Assets	.15%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs U.S. Equity Flex Fund	All Assets	.15%
JNL/Invesco Global Real Estate Fund	All Assets	.15%
JNL/Invesco International Growth Fund	All Assets	.15%
JNL/Invesco Large Cap Growth Fund	All Assets	.10%
JNL/Invesco Small Cap Growth Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	.05%
JNL/Mellon Capital Management Index 5 Fund	All Assets	.05%
JNL/Mellon Capital Management Emerging Markets Index Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America Floating Rate Income Fund	All Assets	.15%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/WMC Balanced Fund	All Assets	.10%
JNL/WMC Money Market Fund	All Assets	.10%
JNL/WMC Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%
JNL Disciplined Moderate Fund	All Assets	.05%
JNL Disciplined Moderate Growth Fund	All Assets	.05%
JNL Disciplined Growth Fund	All Assets	.05%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2008, December 31, 2009, and December 31, 2010, were $20,629,083, $22,580,542, and $40,543,386, respectively.

On page 199, please delete the fourth paragraph of the section entitled “The Distributor” in its entirety.

On page 199, please delete the first paragraph of the section entitled “Distribution Plan” in its entirety and replace it with the following:

Distribution Plan.  The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Amended Plan pursuant to Rule 12b-1 under the 1940 Act (“Amended Plan”) with respect to the Class A shares and the Class B shares of each Fund including the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, but excluding the remaining JNL/S&P Funds, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund.  For purposes of this section of the SAI only, the Funds covered by the Amended Plan are referred to as the “Funds”.)  Following the approval of the Amended Plan, a shareholders meeting was held on December 1, 2003, and the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

On pages 201-202, please delete the table in the section entitled “ Fund Transactions and Brokerage ” in its entirety and replace it with the following:

Fund	Gross Dollar Value of Purchases/ Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers
JNL/Eagle Core Equity Fund	$155,011,338	$4,915
JNL/Eagle SmallCap Equity Fund	389,829,607	10,991
JNL/Franklin Templeton Global Growth	51,567,633	41,960
JNL/Franklin Templeton Income Fund	132,568,194	85,905
JNL/Franklin Templeton International Small Cap Value Fund	109,846,156	87,554
JNL/Franklin Templeton Mutual Shares Fund	84,895,616	73,239
JNL/Franklin Templeton Small Cap Value Fund	102,768,636	43,019
JNL/Goldman Sachs Mid Cap Value Fund	578,271,771	571,962
JNL/Goldman Sachs U.S. Equity Flex Fund	61,465,868	39,746
JNL/Invesco International Growth Fund	291,0018,720	510,996
JNL/Invesco Large Cap Growth Fund	1,901,462,387	1,400,101
JNL/Invesco Global Real Estate Fund	424,442,020	787,718
JNL/Invesco Small Cap Growth Fund	64,516,486	80,948
JNL/Ivy Asset Strategy Fund	313,744,248	11,600
JNL/Lazard Emerging Markets Fund	219,503,708	218,712
JNL/Lazard Mid Cap Equity Fund	167,781,256	88,987
JNL/M&G Global Basics Fund	165,680,181	78,045
JNL/M&G Global Leaders Fund	29,768,547	17,024
JNL/Oppenheimer Global Growth Fund	201,122,978	164,144
JNL/PAM Asia ex-Japan Fund	1,929,720	2,415
JNL/PAM China-India Fund	6,748,084	6,567
JNL/PPM America Mid Cap Equity Fund 1	38,530,349	36,662
JNL/PPM America Small Cap Equity Fund 1	27,945,457	40,726
JNL/PPM America Value Equity Fund 1	23,861,579	15,660
JNL/Red Rocks Listed Private Equity Fund	55,066,591	214,992
JNL/WMC Balanced Fund (formerly, JNL/Select Balanced Fund)	699,029,349	21,904
JNL/WMC Value Fund (formerly, JNL/Select Value Fund)	688,124,602	18,897
JNL/T. Rowe Price Established Growth Fund	17,295,056	24,118
JNL/T. Rowe Price Mid-Cap Growth Fund	6,111,550	7,515
JNL/T. Rowe Price Value Fund	8,920,061	7,085
1 PPM America, Inc. generally seeks to obtain best execution for client transactions with brokers or dealers (collectively, “Broker Dealers”), that is, to obtain not necessarily the lowest commission cost or best price, but the best overall qualitative execution under the circumstances.  Factors that influence the manner in which the Adviser selects Broker Dealers for trade execution include a variety of factors relating to trade execution and may include the availability of research provided by the Broker Dealer. Information provided represents commissions paid to such Broker Dealers.  During the period above, PPM America, Inc. has not entered into contractual “soft dollar” arrangements for the purchase of research from Broker Dealers with whom it conducts client transactions.

On page 211, please delete the first paragraph of the section entitled “Purchases, Redemptions and Pricing of Shares” in its entirety and replace it with the following:

Insurance company plans and the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P Funds, JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

Beginning on page 214 please delete the section entitled “Net Asset Value Calculations Applicable to BR Master Fund” through page 216 in its entirety.

This Supplement is dated August 29, 2011.

(To be used with V3180 05/11 and V3180PROXY 05/11.)

CMX7644 0/11

AQR CAPITAL MANAGEMENT, LLC (“AQR”)

PROXY POLICY

1.           General

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interests above those of its clients.

These written policies and procedures are designed to reasonably ensure that AQR votes proxies in the best interest of clients over whom AQR has voting authority; and describes how AQR addresses material conflicts between its interests and those of its clients with respect to proxy voting.

2.           Proxy Guidelines

Generally, AQR will vote based upon the recommendations of ISS Governance Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Appendix 1 of this policy contains a summary of the Proxy Voting Guidelines employed by ISS and adopted by AQR for voting proxies. Although ISS' analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision. As a matter of policy, the employees, officers, or principals of AQR will not be influenced by outside sources whose interests conflict with the interests of its Clients.

In addition, unless prior approval is obtained from AQR’s CCO the following must be adhered to:

(a)
AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AQR's concerns for its advisory clients' interests and not for an attempt to influence or control management.

(b)	AQR will not announce its voting intentions and the reasons therefore.

(c)	AQR shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR has the responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. Therefore, AQR will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which AQR cannot vote proxies. For example:

•	If the cost of voting a proxy outweighs the benefit of voting, AQR may refrain from processing that vote.

•
AQR may not be given enough time to process the vote. For example ISS through no fault of its own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda.

•
If AQR has outstanding sell orders or intends to sell, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although AQR may hold shares on a company's record date, should it sell them prior to the company's meeting date, AQR ultimately may decide not to vote those shares.

•	AQR will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.

AQR may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. AQR may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where AQR is not in favor of electing a director and there is no provision for voting against such director.

If an AQR portfolio manager determines that the interests of clients are best served by voting differently from the ISS recommended vote, approval must be obtained from the CCO or designee. AQR will adhere to the Conflict of Interest (below) section of this policy in all instances where the recommended vote is not taken.

AQR will periodically review the outside party's voting standards and guidelines to make certain that proxy issues are voted in accordance with the adopted proxy voting guidelines and the avoidance of conflicts of interest.

3.           Proxy Procedures

AQR has engaged ISS to assist in the administrative aspects for the voting of proxies. ISS is responsible for coordinating with Clients' custodians to ensure that all proxy materials received by the custodians relating to the Clients' portfolio securities are processed in a timely fashion. To the extent applicable, ISS votes all proxies in accordance with its own proxy voting guidelines (please see Proxy Guidelines above), which have been reviewed and adopted by AQR. The CCO shall supervise the proxy voting process.

Upon request, AQR will furnish a copy of the policies and procedures to the requesting client and information on how the client’s proxies were voted.

4.           Conflicts of Interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the CCO and otherwise remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR's investment professionals to determine if a conflict of interest exists and will draft a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside AQR (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Date Modified: 5/4/2011 CONFIDENTIAL

Appendix 1

PROXY VOTING GUIDELINES

Date Modified: 5/4/2011 CONFIDENTIAL

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b)	(1)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

	(2)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(3)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(c)		Not Applicable

(d)	(1)
Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(3)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(4)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(5)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(7)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(8)
Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(9)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(10)
Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(11)
Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(12)
Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(13)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(14)
Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(15)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(16)
Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(17)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(18)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(19)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(20)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(21)
Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(22)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

(23)
Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(24)
Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(25)
Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(26)
Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(27)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(28)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(29)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(30)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(31)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(32)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(33)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(34)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(35)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(36)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(37)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(38)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(39)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(40)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(41)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(42)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(43)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(44)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(45)
Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(46)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(47)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(48)
Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(49)
Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(50)
Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(51)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(52)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(53)
Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(54)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(55)
Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(56)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(57)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(58)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(59)
Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(60)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(61)
Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(62)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(63)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(64)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(65)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(66)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(67)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(68)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(69)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(70)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(71)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(72)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(73)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(74)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(75)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(76)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(77)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(78)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(79)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(80)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(81)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(82)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(83)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(84)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(85)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(86)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(87)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(88)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(89)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(90)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(91)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(92)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(93)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(94)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(95)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(96)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(97)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(98)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(99)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(100)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(101)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(102)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(103)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(104)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(105)
Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(106)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(107)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(108)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(109)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(110)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(111)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(112)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(113)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(114)
Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(115)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(116)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(117)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(118)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(119)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(120)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(121)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(122)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(123)
Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(124)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(125)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(126)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(127)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(128)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(129)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(130)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(131)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(132)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(133)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(134)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(135)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(136)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(137)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(138)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3,  2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(139)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(140)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(141)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(142)
REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(143)
REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(144)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(145)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(146)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(147)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(148)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(149)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(150)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(151)
Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(152)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(153)
Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(154)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(155)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(156)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(157)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(158)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment 62 filed with the Securities and Exchange Commission on June 16, 2008.

(159)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(160)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(161)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(162)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(163)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(164)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(165)
Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(166)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(167)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(168)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(169)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(170)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(171)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(172)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(173)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(174)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(175)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(176)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(177)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(178)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(179)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(180)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(181)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(182)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(183)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(184)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(185)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(186)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Templeton Institutional, LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(187)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(188)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(189)
Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(190)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(191)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. dated June 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(192)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(193)
Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(194)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(195)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(196)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(197)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company dated September 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(198)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(199)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(200)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(201)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(202)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(203)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(204)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective February 11, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(205)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P., effective May 24, 2011, attached hereto.

	(206)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company, effective May 24, 2011, attached hereto.

	(207)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC, effective May 24, 2011, attached hereto.

	(208)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 24, 2011, attached hereto.

	(209)	Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, attached hereto.

	(210)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, attached hereto.

	(211)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective August 29, 2011, attached hereto.

	(212)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC, effective August 29, 2011, attached hereto.

	(213)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective August 29, 2011, attached hereto.

	(214)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, to be filed by amendment.

	(215)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, to be filed by amendment.

	(216)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant, effective August 26, 2011, attached hereto.

(217)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC (for investment advisory services to JNL/AQR Managed Futures Strategy Fund Ltd.), effective June 10, 2011, attached hereto.

(218)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC (for investment advisory services to JNL/BlackRock Global Allocation Fund Ltd.), effective June 10, 2011, attached hereto.

	(219)	Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto.

	(220)	Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, attached hereto.

	(221)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective September 1, 2011, to be filed by Amendment.

	(222)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective September 1, 2011, to be filed by Amendment.

	(223)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc., effective December, 2011, to be filed by Amendment.

	(224)	Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Brookfield Investment Management Inc., effective December, 2011, to be filed by Amendment.

(225)
Investment Sub-Sub-Advisory Agreement between Brookfield Investment Management Inc. and AMP Capital Brookfield (US) LLC (as agreed to by the Registrant) effective December, 2011, to be filed by Amendment.

	(226)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective December, 2011, to be filed by Amendment.

(e)	(1)
Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(3)
Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(4)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(5)
Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(6)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(8)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(9)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(10)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(11)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

(12)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(13)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(14)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(15)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(16)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(17)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(18)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(19)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(20)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(21)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(22)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(23)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(24)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(25)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(26)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(27)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(28)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(29)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(30)
Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(31)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(32)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(33)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(34)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective May 24, 2011, attached hereto.

	(35)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective August 29, 2011, attached hereto.

	(36)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective December, 2011, to be filed by amendment.

(f)		Not Applicable.

(g)	(1)
Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

(2)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

(5)
Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(6)
Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(7)
Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(9)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(10)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(11)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(12)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(13)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(14)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(15)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(16)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(17)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(18)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(19)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(20)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(21)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(22)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(23)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(24)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(25)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(26)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(27)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(28)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(29)
Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(30)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(31)
International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(32)
Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(33)
Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(34)
Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(35)
Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(36)
Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(37)
Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(38)
Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(39)	Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

(40)
Master Global Custody Agreement between JPMorgan Chase Bank, N.A., and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011, attached hereto.

	(41)	Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated December, 2011, to be filed by Amendment.

(h)	(1)
Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

(2)
Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(5)
Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(6)
Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(7)
Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(8)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(9)
Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(10)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(11)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(12)
Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on  September 26, 2002.

(13)
Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(14)
Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(15)
Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(16)
Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(17)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(18)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(19)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(20)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(21)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(22)
Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(23)
Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(24)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(25)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(26)
Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

(27)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(28)
Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(29)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(30)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(31)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(32)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(33)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(34)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(35)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(36)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(37)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(38)
Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(39)
Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(40)
Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(41)
Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(42)
Form of Plan of Reorganization of the JNL Series Trust, dated February 7, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(43)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(44)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(45)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(46)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective  Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(47)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(48)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(49)
Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(50)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(51)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(52)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(53)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(54)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(55)
Form of Amendment to Transfer Agency Agreement between Registrant and  Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(56)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(57)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission  on September 26, 2008.

(58)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(59)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National  Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and  Exchange Commission on December 11, 2008.

(60)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(61)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(62)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED GROWTH FUND (the "Acquiring Fund") and its JNL/S&P GROWTH RETIREMENT STRATEGY FUND (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(63)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Moderate Growth Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(64)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management Small Cap Index Fund (the "Acquiring Fund") and its JNL/Lazard Small Cap Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(65)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(66)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Fund (the "Acquiring Fund") and its JNL/S&P Moderate Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(67)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/PPM America Core Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(68)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2015 Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(69)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund (the "Acquired Funds")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(70)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Fund (the "Acquiring Fund") and its JNL/S&P Retirement Income Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(71)
Expense Limitation Agreement, dated October 1, 2009, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(72)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(73)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(74)
Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(75)
Expense Limitation Agreement, dated January 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(76)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(77)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(78)
Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(79)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(80)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(81)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated November 24, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(82)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(83)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(84)
Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(85)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, attached hereto.

	(86)	Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, attached hereto.

	(87)	Amendment dated August 29, 2011 to Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, attached hereto.

	(88)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 26, 2011, attached hereto.

	(89)	Administration Agreement between Jackson National Asset Management, LLC and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto.

	(90)	Administration Agreement between Jackson National Asset Management, LLC and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, attached hereto.

	(91)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective December, 2011, to be filed by amendment.

	(92)	Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective December, 2011, to be filed by amendment.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, attached hereto.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(3)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

	(4)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(5)
Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(6)
Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(7)
Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(8)
Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(9)	Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(10)	Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(11)	Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(12)	Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(13)	Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(14)	Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(15)	Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(16)	Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(17)	Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(18)	Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(19)	Distribution Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(20)	Distribution Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(21)	Distribution Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(22)	Distribution Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(23)	Distribution Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(24)	Distribution Plan, effective August 29, 2011, attached hereto.

	(24)	Distribution Plan, effective December, 2011, to be filed by amendment.

(n)	(1)	Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(2)	Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(3)	Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

	(4)	Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(5)	Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(6)	Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(7)	Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(8)	Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(9)	Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(10)	Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(11)	Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(12)	Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(13)	Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(14)	Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(15)	Multiple Class Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(16)	Multiple Class Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(17)	Multiple Class Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(18)	Multiple Class Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(19)	Multiple Class Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(20)	Multiple Class Plan, effective August 29, 2011, attached hereto.

	(21)	Multiple Class Plan, effective December, 2011, to be filed by amendment.

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(3)	Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(4)	Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(5)	J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(6)	Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(7)	Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(8)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(9)	PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(10)	Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(11)	Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

(12)
Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(13)	T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(14)	OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(15)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(16)	AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(17)	Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

	(18)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

	(19)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(20)
OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(21)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(22)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(23)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

	(24)	Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(25)	PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(26)	Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(27)	Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(28)
Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(29)	Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(30)
Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(31)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(32)
Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(33)
Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(34)
T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(35)
The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(36)
Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(37)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(38)
Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(39)
Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(40)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(41)
Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(42)
Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

(43)
Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

	(44)	Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

(45)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(46)
Code of Ethics for Credit Suisse Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(47)	Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(48)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(49)
Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(50)	Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(51)
Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(52)	Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(53)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(54)
Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(55)
Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(56)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(57)
Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(58)
Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(59)
Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(60)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(61)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(62)
Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(63)
Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by  reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(64)
Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(65)
Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's  Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(66)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(67)
Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(68)
Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(69)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(70)
Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(71)
Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(72)
Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(73)
Code of Ethics for Franklin Templeton Investments, dated May  1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(74)
Code of Ethics for INVESCO  Institutional (N.A.), Inc., dated June 5, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(75)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(76)
Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(77)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(78)
Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(79)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(80)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(81)
Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT  H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(82)
Code of Ethics for Invesco Asset Management Limited, dated January  1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(83)
Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(84)
Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

	(85)	Code of Ethics for PPM America, Inc., dated March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(86)
Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(87)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(88)
Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(89)
Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(90)
Code of Ethics for Capital Guardian Trust Company, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(91)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(92)
Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(93)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(94)
Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(95)
Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(96)
Code of Ethics for Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(97)
Code of Ethics for Invesco Asset Management Limited, dated March 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(98)
Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(99)
Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(100)
Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(101)
Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(102)
Code of Ethics for M&G Investment Management Limited, dated February, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(103)
Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

	(104)	Code of Ethics for PPM America, Inc., dated March 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(105)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(106)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(107)
Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(108)
Code of Ethics for Capital Guardian Trust Company, dated June, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(109)
Code of Ethics for Credit Suisse Asset Management, LLC, dated July 9, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(110)
Code of Ethics for Eagle Asset Management, Inc., dated August 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(111)
Code of Ethics for Franklin Templeton Investments, LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

	(112)	Code of Ethics for Invesco Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(113)
Code of Ethics for Ivy Investment Management Company, dated November 19, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(114)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(115)
Code of Ethics for Mellon Capital Management Corporation, dated May, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(116)
Code of Ethics for Pacific Investment Management Company LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(117)
Code of Ethics for PPM America, Inc., dated March 31, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(118)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated July 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(119)
Code of Ethics for Red Rocks Capital LLC, dated March 19, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(120)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated October 27, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(121)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(122)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(123)
Code of Ethics for BlackRock Investment Management, LLC, dated December 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(124)
Code of Ethics for Capital Guardian Trust Company, dated March 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(125)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated January 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(126)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(127)
Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(128)
Codes of Ethics for PPM America, Inc., dated February 12, 2010 and March 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(129)
Code of Ethics for Red Rocks Capital LLC, dated March 16, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(130)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with three attachments dated March 31, 2010 and the last attachment dated October 2009), incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(131)
Code of Ethics for Wellington Management Company, LLP, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(132)
Code of Ethics for Capital Guardian Trust Company, dated June 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(133)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated August 4, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(134)
Code of Ethics for BlackRock Investment Management, LLC, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(135)
Code of Ethics for Capital Guardian Trust Company, dated September 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(136)
Code of Ethics for Franklin Templeton Investments, LLC, revised May 1, 2010 (effective July 1, 2010), incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(137)
Code of Ethics for Invesco Asset Management Limited for Ireland and UK, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(138)
Code of Ethics for Ivy Investment Management Company, dated May 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(139)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 7, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(140)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(141)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with four attachments: 1) Securities Disclosure Policy, dated September 7, 2010; 2) Securities Disclosure Policy Addendum, dated March 31, 2010; 3) Securities Disclosure policy Addendum, dated September 7, 2010, and 4) 2010 McGraw-Hill Companies Code of Business Ethics revised October 2009), all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(142)
Code of Ethics for T. Rowe Price Associates, Inc., dated June 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(143)	Code of Ethics for AQR Capital Management, LLC, dated March 10, 2010, attached hereto.

	(144)	Code of Ethics for Capital Guardian Trust Company, dated June, 2011, attached hereto.

	(145)	Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2010, attached hereto.

	(146)	Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated November 17, 2010, attached hereto.

	(147)	Code of Ethics for Invesco Advisers, Inc., dated January 1, 2011, attached hereto.

	(148)	Code of Ethics for Ivy Investment Management Company, dated May, 2011, attached hereto.

	(149)	Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated April 1, 2011, attached hereto.

	(150)	Code of Ethics for M&G Investment Management Limited, dated July 1, 2011, attached hereto.

	(151)	Code of Ethics for OppenheimerFunds, Inc., dated June 1, 2011, attached hereto.

	(152)	Code of Ethics for PPM America, Inc., version one dated January 31, 2011 and version two dated March 31, 2011, attached hereto.

	(153)	Code of Ethics for Red Rocks Capital LLC, dated December 31, 2010, attached hereto.

(154)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated July 18, 2011 (with four attachments: 1) Securities Disclosure Policy, dated June 30, 2011; 2) Securities Disclosure Policy IAS Addendum, dated March 31, 2010; 3) Securities Disclosure policy ER Addendum, dated September 7, 2010, and 4) 2011 McGraw-Hill Companies Code of Business Ethics, all of which attached hereto.

	(155)	Code of Ethics for T. Rowe Price Associates, Inc., dated May 20, 2011, attached hereto.

	(156)	Code of Ethics for Jackson National Life Distributors LLC, dated April 2011, attached hereto.

Item 29. Persons controlled by or under Common Control with Registrant.

Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, and Piszczek; and Ms. Engler, Ms. Woodworth, Ms. Buiter, Ms. Crosser, Ms. Bergandine, and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Saumen Chattopadhyay	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/18/2010 to Present).

Lisa C. Drake	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01//2011 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present).

Robert A. Fritts	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to 12/31/2010).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Jay Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

AQR Capital Management, LLC, BlackRock Investment Management, LLC; Capital Guardian Trust Company; Eagle Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Advisers, Inc.; Invesco Asset Management Ltd.; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Prudential Asset  Management (Singapore) Limited; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISER/SUB-SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Investment Management, LLC	801-56972
Capital Guardian Trust Company	801-60145
Eagle Asset Management, Inc.	801-21343
Franklin Advisers, Inc.	801-26292
Franklin Advisory Services, LLC	801-51967
Franklin Mutual Advisers, LLC	801-53068
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
Goldman Sachs Asset Management International	801-38157
Invesco Advisers, Inc.	801-15211
Invesco Asset Management Ltd.	801-50197
Ivy Investment Management Company	801-61515
J.P. Morgan Investment Management Inc.	801-21011
Lazard Asset Management LLC	801-6568
M&G Investment Management Limited	801-21981
Mellon Capital Management Corporation	801-19785
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Prudential Asset Management (Singapore) Limited	801-68252
Red Rocks Capital LLC	801-67832
Standard & Poor's Investment Advisory Services, LLC	801-51431
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-856
Wellington Management Company, llp	801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, and JNL Investors Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Pamela Aurbach 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Bonnie Howe 7601 Technology Way Denver, CO 80237	Vice President and General Counsel

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

John Koehler 7601 Technology Way Denver, CO 80237	Vice President

Barbara Logsdon Smith 7601 Technology Way Denver, CO 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

James McCorkle 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Assistant Vice President

Eric Palumbo 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Gregory B. Salsbury 7601 Technology Way Denver, CO 80237	Executive Vice President, Distribution

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Daniel W. Thomas 7601 Technology Way Denver, CO 80237	Vice President

Doug Townsend 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Matthew Yellott 7601 Technology Way Denver, CO 80237	Assistant Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 26th day of August, 2011.

JNL SERIES TRUST
/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	August 26, 2011
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	August 26, 2011
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	August 26, 2011
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	August 26, 2011
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	August 26, 2011
James Henry
Trustee

/s/ Daniel W. Koors by Susan S. Rhee*	August 26, 2011
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/s/ Richard D. McLellan by Susan S. Rhee*	August 26, 2011
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	August 26, 2011
Mark D. Nerud
President and Trustee

/s/ William R. Rybak by Susan S. Rhee*	August 26, 2011
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	August 26, 2011
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 26th day of August, 2011.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	August 26, 2011
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	August 26, 2011
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 26th day of August, 2011.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	August 26, 2011
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	August 26, 2011
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee, and Thomas J. Meyer his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2011
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2011
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2011
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2011
Michelle Engler

/s/ James B. Henry	January 1, 2011
James B. Henry

/s/ Daniel W. Koors	January 1, 2011
Daniel W. Koors

/s/ Richard D. McLellan	January 1, 2011
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2011
Mark D. Nerud

/s/ William R. Rybak	January 1, 2011
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2011
Patricia A. Woodworth

EXHIBIT LIST

Exhibit Number 28		Exhibit Description

(d)	(205)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P., effective May 24, 2011, attached hereto as EX 99.28(d)(205).

	(206)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company, effective May 24, 2011, attached hereto as EX 99.28(d)(206).

	(207)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC, effective May 24, 2011, attached hereto as EX 99.28(d)(207).

	(208)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 24, 2011, attached hereto as EX 99.28(d)(208).

	(209)	Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, attached hereto as EX 99.28(d)(209).

	(210)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, attached hereto as EX 99.28(d)(210).

(211)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective August 29, 2011, attached hereto as EX 99.28(d)(211).

(212)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC, effective August 29, 2011, attached hereto as EX 99.28(d)(212).

	(213)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective August 29, 2011, attached hereto as EX 99.28(d)(213).

	(216)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant, effective August 26, 2011, attached hereto as EX 99.28(d)(216).

(217)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC (for investment advisory services to JNL/AQR Managed Futures Strategy Fund Ltd.), effective June 10, 2011, attached hereto as EX 99.28(d)(217).

(218)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC (for investment advisory services to JNL/BlackRock Global Allocation Fund Ltd.), effective June 10, 2011, attached hereto as EX 99.28(d)(218).

	(219)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(d)(219).

	(220)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(d)(220).

(e)	(34)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective May 24, 2011, attached hereto as EX 99.28(e)(34).

	(35)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective August 29, 2011, attached hereto as EX 99.28(e)(35).

(g)	(39)	Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX 99.28(g)(39).

(40)
Master Global Custody Agreement between JPMorgan Chase Bank, N.A., and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011, attached hereto as EX 99.28(g)(40).

(h)	(85)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, attached hereto as EX 99.28(h)(85).

	(86)	Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, attached hereto as EX 99.28(h)(86).

	(87)	Amendment dated August 29, 2011 to Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, attached hereto as EX 99.28(h)(87).

	(88)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 26, 2011, attached hereto as EX 99.28(h)(88).

	(89)	Administration Agreement between Jackson National Asset Management, LLC and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(h)(89).

	(90)	Administration Agreement between Jackson National Asset Management, LLC and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, attached hereto as EX 99.28(h)(90).

(i)		Opinion and Consent of Counsel, attached hereto as EX 99.28(i)

(j)		Consent of Auditors, attached hereto as EX 99.28(j)

(m)	(24)	Distribution Plan, effective August 29, 2011, attached hereto as EX 99.28(m)(24).

(n)	(20)	Multiple Class Plan, effective August 29, 2011, attached hereto as EX 99.28(n)(20).

(p)	(143)	Code of Ethics for AQR Capital Management, LLC, dated March 10, 2010, attached hereto as EX 99.28(p)(143).

	(144)	Code of Ethics for Capital Guardian Trust Company, dated June, 2011, attached hereto as EX 99.28(p)(144).

	(145)	Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2010, attached hereto as EX 99.28(p)(145).

	(146)	Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated November 17, 2010, attached hereto as EX 99.28(p)(146).

	(147)	Code of Ethics for Invesco Advisers, Inc., dated January 1, 2011, attached hereto as EX 99.28(p)(147).

	(148)	Code of Ethics for Ivy Investment Management Company, dated May, 2011, attached hereto as EX 99.28(p)(148).

	(149)	Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated April 1, 2011, attached hereto as EX 99.28(p)(149).

	(150)	Code of Ethics for M&G Investment Management Limited, dated July 1, 2011, attached hereto as EX 99.28(p)(150).

	(151)	Code of Ethics for OppenheimerFunds, Inc., dated June 1, 2011, attached hereto as EX 99.28(p)(151).

	(152)	Code of Ethics for PPM America, Inc., version one dated January 31, 2011 and version two dated March 31, 2011, attached hereto as EX 99.28(p)(152)

	(153)	Code of Ethics for Red Rocks Capital LLC, dated December 31, 2010, attached hereto as EX 99.28(p)(153.

(154)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated July 18, 2011 (with four attachments: 1) Securities Disclosure Policy, dated June 30, 2011; 2) Securities Disclosure Policy IAS Addendum, dated March 31, 2010; 3) Securities Disclosure policy ER Addendum, dated September 7, 2010, and 4) 2011 McGraw-Hill Companies Code of Business Ethics, all of which attached hereto as EX 99.28(p)(154.

	(155)	Code of Ethics for T. Rowe Price Associates, Inc., dated May 20, 2011, attached hereto as EX 99.28(p)(155.

	(156)	Code of Ethics for Jackson National Life Distributors LLC, dated April 2011, attached hereto as EX 99.28(p)(156.